    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 1, 2006

                              REGISTRATION NOS. 333-124214
                                                811-21757

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]


                         POST-EFFECTIVE AMENDMENT NO. 4

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                                 POST-EFFECTIVE
                                AMENDMENT NO. 1

                             ----------------------

                     THE AMERICAN INDEPENDENCE FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                         335 MADISON AVENUE, MEZZANINE
                               NEW YORK, NY 10017
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 601-2736

                                   ERIC RUBIN
                   AMERICAN INDEPENDENCE FINANCIAL SERVICES
                                    PRESIDENT
                         335 MADISON AVENUE, MEZZANINE
                               NEW YORK, NY 10017

             COPIES TO:

                                 JONATHAN RAND
                                  DECHERT LLP
                              30 ROCKEFELLER PLAZA
                               NEW YORK, NY 10112

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

      IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

      [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

      [ ]   ONE (DATE) PURSUANT TO PARAGRAPH (b)

      [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

      [ ]   ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

      [X]   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

      [ ]   ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

      IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


     The prospectuses and statement s of additional information dated March 1, 2006 relating to the Short-Term Bond Fund, the Intermediate Bond Fund, the Stock Fund, the International Equity Fund, the Kansas Tax-Exempt Bond Fund , NestEgg Dow Jones U.S. 2010 Fund, NestEgg Dow Jones U.S. 2015 Fund, NestEgg Dow Jones U.S. 2020 Fund, NestEgg Dow Jones U.S. 2030 Fund and NestEgg Dow Jones U.S. 2040 Fund of the American Independence Funds Trust (the "Trust"), filed with the Securities and Exchange Commission via EDGAR on March 1, 2006 as part of post-effective amendment number 3 to the Trust's Registration Statement on Form N-1A (File No. 333-124214 under Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and in final form under Rule 497 (j) under the 1933 Act via EDGAR on March 1, 2006 (File No.811-21757) is incorporated herein by reference as if set forth in its entirety.

AMERICAN INDEPENDENCE FUNDS LOGO

          , 2006 -- Class A and Class C Shares

American Independence Funds
Prospectus

                            Financial Services Fund

NOT FDIC Insured. May lose value. No bank guarantee.

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

American Independence Funds Trust is managed by American Independence Financial Services, LLC ("AIFS").

Questions? Call 888-266-8787 or your investment representative.

INSIDE THIS PROSPECTUS

A description of the fund's goals, strategies, and main risks, along with information on costs, and the individuals who manage the fund.

                             About the Fund     Financial Services Fund                                           1

                              How to Invest     The Share Classes                                                12

                                                                                                                 13
                                                How to Buy Fund Shares

                                                                                                                 15
                                                How to Sell and Exchange Fund Shares

                                                                                                                 17
                                                Shareholder Services and Policies

                                                                                                                 19
                                                Information, Instructions and policies to know about
                                              your fund account and transactions

                                                                                                                 23
                                                Distributions and Taxes

                                                                                                                 24
                                                Notice of Privacy Policy

AMERICAN INDEPENDENCE FUNDS

THE FINANCIAL SERVICES FUND
 THE FUND'S GOAL IS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION BY
             INVESTING IN U.S. AND NON-U.S. FINANCIAL INSTITUTIONS.

MAIN STRATEGIES

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in financial services-related industries. Financial services-related industries include, but are not limited to, banking, insurance, investment banking and brokerage, credit finance, mortgage banking, commercial and residential REITs, asset management and other finance-related services. The Fund considers a company to be doing business in financial services-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in financial services-related industries;
(2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or (3) based on other available information, the portfolio manager determines that is primary business is within the financial services industries. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

The Sub-Adviser plans to achieve this goal by investing in securities which the Sub-Adviser believes are undervalued, by capitalizing on opportunities to profit by trading mispriced securities and by making other special situation investments, with a focus on publicly traded equity securities in the financial services industry. There can be no assurance that the Fund's investment objective will be achieved, and investment results may vary substantially from time to time.

The Fund seeks to achieve its investment objective primarily by investing in and tactically trading securities of U.S. and non-U.S. financial institutions, including, but not limited to, equity securities and other securities convertible into or exercisable into equity securities, preferred securities, subordinate income notes collateralized by trust preferred securities, and other fixed income securities. The Fund may invest in large-cap, mid-cap and small-cap companies, in each case as the Adviser or Sub-Adviser in its sole discretion, may determine. Given the Sub-Adviser's specialized knowledge and experience in valuing and investing in the securities of financial services companies, as well as its experience advising such institutions on strategic decision making and merger and acquisition transactions, the Sub-Adviser anticipates concentrating the Fund's investments in securities of financial services companies. To achieve the Fund's investment objective, the Fund may utilize options, derivatives, and futures.

The Fund intends to blend two investment strategies in managing the Fund, with the goal of maximizing returns while minimizing relevant risks. The first strategy involves strategic value investing. With the portion of the assets of the Fund's portfolio allocated to this strategy, the Sub-Adviser will generally invest in companies that it believes are significantly undervalued on a fundamental basis. This means the market price of such companies would be at a substantial discount to the present value of future cash flows or to liquidation value. In valuing companies, the Sub-Adviser will normally project a company's future cash flows and discount these to the present (using a discount rate reflecting the degree of risk of the investment) to find the intrinsic value of the enterprise. If this value is significantly above the current price of the stock, and the Sub-Adviser believes that the company is run by competent and reliable management, then the Fund may invest in that company. The portion of the Fund allocated to strategic value investing will normally be invested only in securities selling for less than their intrinsic value or selling for less than private market value when the Sub-Adviser believes that it is likely that the company may be acquired. The Sub-Adviser be-
                                                     Financial Services Fund   1
lieves that, by focusing a majority of the Fund's assets on those companies that are not well known or are improperly valued by the investment community, it can achieve significantly higher returns than are available from a broadly diversified equity fund.

In addition, the Sub-Adviser intends to employ a second, more tactical trading-oriented strategy that utilizes the Sub-Adviser's knowledge of the securities markets and financial services industries to exploit price trends and market volatility in the securities of financial services companies. Tactical trading positions tend to be short-term with high turnover and endeavor to profit from various company as well as industry events. Such trades generally occur around an event such as earnings releases, news events, 8K's, merger news, management changes, interest rate movements, credit quality outlook, regulatory changes, spin-offs, and new issues, as well as other events. The Fund is therefore intended to be a blend of the strategic and the tactical, but with greater emphasis on the strategic. The Sub-Adviser believes these two very different investment methods compliment each other very well as the best strategic value investments tend to surface during long bear markets while tactical investments tend to predominate during periods of high valuation and high volatility.

Descriptions of these and other securities which the Fund may purchase are included in the SAI.

 2  Financial Services Fund

MAIN RISKS

The value of the Fund's investments, and the value of your investments in the Fund, will fluctuate with market conditions. You may lose money on your investment in the Fund, or the Fund could underperform other investments. Other principal risks include:

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund's share price changes with the value of the Fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

SECTOR FUND RISK The Fund's investments are concentrated in a comparatively narrow segment of the economy, the financial services sector. This means that the Fund's investment concentration in the financial services sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

FINANCIAL SERVICES INDUSTRY RISK The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to several risks that may impact the value of investments in the financial services sector more severely than investments outside the sector. Businesses in the financial sector often operate with substantial financial leverage.

FOREIGN INVESTMENT RISK A Fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness ad ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers' balance and payments, overall debt level, and cash flow from tax or other revenues.

CONCENTRATION RISK Since a large percentage of the Fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the Fund.

MANAGEMENT RISK There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio manager will produce the desired results.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                     Financial Services Fund   3

RISK/RETURN SUMMARY AND FUND EXPENSES

This fund does not yet have performance information or financial highlights to show in this prospectus.

The returns for Class A and Class C will differ because of differences in expenses of each class.

FEES AND EXPENSES

This table is intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. This table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        CLASS A SHARES      CLASS C SHARES
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price)                                               5.75%                None
Maximum deferred sales charge (as a
  percentage of the Net Asset Value at
  purchase)                                             None(1)            1.00%(5)
Redemption Fee                                         2.00%(2)            2.00%(2)
ANNUAL FUND OPERATING EXPENSES
Management Fee                                         1.25%               1.25%
Distribution (12b-1) fee and Service Fees              0.50%               1.00%
Other Expenses(3)
Total Annual Fund Operating Expenses Before
  Reductions
Expense Reductions(4)
Total Annual Fund Operating Expenses After
  Reductions                                           1.75%               2.25%

(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and 0.50% CDSC will be assessed if redeemed after first year and within the second year.
(2) If you purchase Class A shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
    If you purchase Class C shares, although you pay no sales charges, if you purchase shares and then redeem those shares within 60 days you will be charged a redemption fee of 2.00% of the amount redeemed.
(3) Other Expenses are based on estimated amounts for the current fiscal year.
(4) AIFS has contractually agreed to reduce the management fee and reimburse expenses until
            2007 in order to keep the Total Annual
    Fund Operating Expenses at 1.75% and 2.25% for the Class A and Class C Shares respectively.
    This reduction lowers the expense ratio and increases overall returns to investors.
(5) Class C Shares will be assessed a 1% CDSC if redeemed within one year of date of purchase.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

Because this example is hypothetical and for comparison only, your actual costs will be different.

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Class A Shares
 Class C Shares

 4  Risk/Return Summary and Fund Expenses

ADDITIONAL RISKS OF THE FINANCIAL SERVICES FUND

MANAGEMENT RISK The fund's performance could be hurt if the fund's management improperly executes the fund's strategies.

TRADING IN OPTIONS The Sub-Adviser may use a number of option strategies. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

With certain exceptions, exchange listed options on individual securities are generally settled by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of a listed put or call option is dependent, in part, upon the liquidity of the option market.

LIMITED LIQUIDITY OF SOME INVESTMENTS Some of the securities in which the Fund invests may be or become relatively illiquid, because they are thinly traded, they are subject to transfer restrictions, or the circumstances of the Fund's ownership of them give rise to practical or regulatory limits on the Fund's ability to liquidate quickly. The Fund may not be able promptly to liquidate those investments if the need should arise, and its ability to realize gains, or to avoid losses in periods of rapid market activity, may therefore be affected. In addition, the value assigned to such securities for purposes of determining a shareholder's share in the Fund's net profits and net losses may differ from the value the Fund is ultimately able to realize. A portion of the Fund's assets may from time to time be invested in securities and other financial instruments or obligations for which no market exists. Because of the absence of any trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities.

DERIVATIVE TRANSACTIONS The Fund may engage in derivative transactions such as forward contracts for hedging purposes. The risks associated with derivative transactions are potentially greater than those associated with the direct purchase or sale of the underlying securities because of the additional complexity and potential for leverage. In addition, derivatives may create credit risk (the risk that a counterparty on a derivative transaction will not fulfill its contractual obligations), as well as legal, operations, reputational and other risks beyond those associated with the direct purchase or sale of the underlying securities to which their values are related.

SECURITIES LENDING RISK To earn additional income, the fund may lend their securities to qualified financial institutions. Although these loans are fully collateralized, the fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.

                             Additional Risks of the Financial Services Fund   5

FUND MANAGEMENT

THE INVESTMENT ADVISER

The investment adviser for these Funds is American Independence Financial Services, LLC ("AIFS" or the "Adviser"). The Adviser is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AIFS is based at 335 Madison Avenue, Mezzanine, New York, NY 10017.

Under the supervision of the Board of Trustees, the Adviser is responsible for managing the fund's portfolio in accordance with the fund's goal and policies. In exchange for providing these services, the Adviser receives a management fee
of   %.

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Fund's total operating expenses at
not more than   % of average annual net assets of the share classes for a period of one year.

PORTFOLIO MANAGER

Under the investment advisory agreement, AIFS is responsible for the investment management oversight in its role as adviser to the Fund.

The fund's portfolio manager is responsible for the day-to-day management of the fund.

Louis J. Hanna is responsible for the day to day oversight of the sub-advisory relationship pertaining to the Financial Services Fund. Mr. Hanna has over 15 years of diverse asset management, sales/marketing, and product development experience. He joined AIFS in July 2006. Prior to joining AIFS, Mr. Hanna served as CEO/President of Paradigm Funds Trust (the SEC-registered fund of hedge funds advised by Paradigm Global Advisors LLC). He previously was with ING Furman Selz Asset Management where he raised approximately $2 billion for their long-only strategies in the NY Metro and Mid-Atlantic regions.

SUB-ADVISER

Miller & Jacobs Capital LLC, a U.S. Virgin Islands limited liability company provides investment management services for the Fund.

Messrs. Jeffrey A. Miller and Eric D. Jacobs, will act as the portfolio managers to the Fund (the "Portfolio Managers"). As such, they will have direct and primary responsibility for all investment decisions, subject to the overall supervision of the Adviser. In particular, Mr. Miller will be responsible for all strategic portfolio investments, as well as research and trading of banks and thrifts, while Mr. Jacobs concentrates on evaluating broader market conditions and combining that analysis with proprietary research to determine sub-sector portfolio allocations.

JEFFREY A. MILLER

Jeffrey A. Miller, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997. Mr. Miller is responsible for all core portfolio investments, as well as research and trading of banks and thrifts. Prior to the formation of Miller & Jacobs Capital, LLC, Mr. Miller was Vice President of Equity Research at Keefe, Bruyette & Woods, Inc. ("KBW") from 1994-1997. Mr. Miller was instrumental in developing valuation models for KBW's recommended list, and was also a key proponent of focusing on capital management for banks and thrifts as a primary driver of shareholder value creation. Mr. Miller earned his Masters of Business Administration with Distinction from Cornell University, graduating fifth in his class. He also earned a Bachelor of Arts degree in History with Distinction from Cornell University. He is a founder and member of the Board of Directors of The Maasai Foundation of East Africa and is active many charities in St. Croix. He also serves on the Board of The Good Hope School.

ERIC D. JACOBS

Eric D. Jacobs, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997 that serves as a portfolio
 6  Fund Management
manager for numerous funds managed or advised by its affiliates. Mr. Jacobs' responsibilities include evaluating broader market conditions and combining that analysis with the firm's proprietary research to determine sub-sector portfolio allocations as well as overall long/short exposure. Mr. Jacobs also performs the firm's research and trading of U.S. and Bermudan insurance companies. Prior to the formation of Miller Jacobs Capital, LLC Mr. Jacobs held positions in equity sales at Lehman Brother and Paine Webber from 1993 to 1995. Mr. Miller managed discretionary accounts at Stuart Coleman & Co. from 1995 to 1996, focusing on the financial services sector. He was also responsible for trading high yield and distressed debt with foreign dealers. Mr. Jacobs received his Bachelor of Arts degree from Allegheny College.

For additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds they manage, please consult the SAI.

The Statement of Additional Information has more detailed information about the Adviser, Sub-adviser and other service providers.

                                                             Fund Management   7

A CHOICE OF SHARE CLASSES

Once you have decided to invest in the Fund, your next most important choice is which share class to buy. The Fund also offers an Institutional Class of shares which is available in a separate prospectus. The following classes of shares are available through this Prospectus:

  CLASS A SHARES -- with a front-end sales charge, volume reductions and lower ongoing expenses than Class C shares. For purchases of $1,000,000 or more a CDSC of 1.00% will be assessed if redeemed within one year of purchase and .50% CDSC will be assessed if redeemed after first year and within the second year.

  CLASS C SHARES -- no front-end sales charge, a 1.00% CDSC on redemptions made within one year of purchase and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.
You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class C shares, which do not have a front-end sales charge. After six years, Class C shares convert to Class A shares to avoid the higher ongoing expenses assessed against Class C shares.

Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also will be either treated as orders for Class A shares or refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus beginning on page. You may wish to discuss this choice with your financial consultant.

CLASS A SHARE SALES CHARGE SCHEDULE

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

                                    Front-End      Front-End Sales
                                   Sales Charge    Charge as % of     Broker-Dealer
                                  as % of Public     Net Amount      Amount of Sale
 AMOUNT OF PURCHASE               Offering Price      Invested         Concession
 Less than $50,000                     5.75%            6.10%             5.25%

 $50,000 to $99,999                    5.00%            5.26%             4.50%

 $100,000 to $249,999                  4.00%            4.17%             3.50%

 $250,000 to $499,999                  3.00%            3.09%             2.75%

 $500,000 to $999,999                  2.00%            2.04%             1.75%

 $1,000,000 and over(1)                0.00%            0.00%             1.00%

(1) We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase or .50% if redeemed within one and two years of purchase unless the dealer of record waived its commission with the Fund's approval.
    Certain exceptions apply (see "CDSC Waivers" and "Waivers for Certain Parties"). The CDSC percentage you pay on Class A shares is applied to the NAV of the shares on the date of original purchase.

 8  A Choice of Share Classes

CLASS C SHARES SALES CHARGES If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to redemption, the Fund will first redeem shares acquired by reinvestment of any distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares automatically convert to Class A shares after six years.

REDUCTIONS AND WAIVERS OF SALES CHARGES Generally, we offer more sales charge reductions or waivers for Class A shares than for Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy.

CLASS A SHARE SALES CHARGE REDUCTIONS If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

- You pay no front-end or back-end sales charges on Fund shares you buy with REINVESTED distributions.

- You pay a lower sales charge if you are investing an amount over a BREAKPOINT LEVEL. See the "Class A Share Sales Charge Schedule" above.

- By signing a LETTER OF INTENT ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

- RIGHTS OF ACCUMULATION ("ROA") allow you to combine the amount you are investing and the total value of Class A and Class C shares of any American Independence Funds already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

- You pay no sales charges on Fund shares you purchase with the proceeds of redemption of Class A shares within 90 days of the date of redemption.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

- a family unit, including children under the age of twenty-one or single trust estate;

- a trustee or fiduciary purchasing for a single fiduciary relationship; or

- the members of a "qualified group," which consists of a "company" (as defined under the 1940 Act), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

HOW A LETTER OF INTENT CAN SAVE YOU MONEY!

If you plan to invest, for example, $100,000 in an American Independence Fund in installments over the next year, by signing a letter of intent you would pay only 4.00% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 5.00% on the next $50,000!

CDSC WAIVERS The CDSC does not apply to: (1) redemption of shares when the Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (3) the portion of a mandated mini-

                                                   A Choice of Share Classes   9
mum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (4) reinvested dividends and capital gains; and (5) a Systematic Withdrawal Plan of 10% where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

WAIVERS FOR CERTAIN PARTIES If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

  - Current and retired employees, directors/trustees and officers of:

  - American Independence Financial Services LLC, and its affiliates; and

  - family members of any of the above.

- Current employees of:

  - National Basketball Players Association;*

  - broker-dealers who act as selling agents; and

  - immediate family members (spouse, sibling, parent or child) of any of the above.

* The National Basketball Association negotiates on behalf of all members with certain financial service providers. The Adviser is included as part of the National Basketball Players Association's financial education program.

Contact your selling agent for further information.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has adopted a plan that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers (NASD), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD of Class A assets and up to .75% of Class C assets. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's adviser may provide compensation to financial representatives for distribution, administrative and promotional services.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

The financial intermediary through which you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support ("Distribution Related Payments"). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because it is not paid by the Fund. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary.

 10  Distribution and Service (12b-1) Fees

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and "due diligence" or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services ("Service Related Payments). Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

                                      Distribution and Service (12b-1) Fees   11

HOW TO INVEST   In this section, you will find information on how to invest in the Fund, including how to buy, sell and exchange fund shares.
                It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Fund's shareholder.

                You can find out more about the topics covered here by contacting the American Independence Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

 12  How to Invest

PURCHASING AND ADDING TO YOUR SHARES

HOW TO BUY FUND SHARES

Use the instructions on these pages if you are investing directly with American Independence Funds. If you are investing through a financial adviser, your adviser will be able to give you instructions.

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS
 Class A and Class C Shares investors can    Class A and Class C Shares investors can
 open an account for as little as $2,000.    add as little as $25 at a time to an
 We reserve the right to waive these         account. We reserve the right to waive
 minimums in certain instances. Be sure to   these minimums in certain instances.
 read the prospectus before you invest.
 By mail or express delivery
 - Complete and sign an application (if      - Make out an investment check to               REGULAR MAIL
   you need an application, you may            "American Independence Funds"
   download it from the web site or call                                                     American Independence Funds
   1-888-266-8787)                           - Return a deposit stub or write a letter       PO Box 183049
                                               that includes your name, account              Columbus, Ohio 43218-3049
 - Send the application to us at the           number, the amount of your investment,
   appropriate address, along with an          and the fund name and share class
   investment check made out to "American
   Independence Funds"                       - Sign the letter, enclose the check, and
                                               mail it to the appropriate address
 By wire
 - Call 1-888-266-8787 for instructions      - Call 1-888-266-8787 for instructions          EXPRESS, REGISTERED, OR
   before wiring any money                     before wiring any money                       CERTIFIED
                                                                                             American Independence Funds
                                                                                             c/o BISYS
                                                                                             3435 Stelzer Road
                                                                                             Columbus, Ohio 43219
 By phone
 - Initial investments cannot be made by     - To use this service, call                     *NOTE:
   phone: Please complete and mail an        1-888-266-8787 to verify that the service
   application to the appropriate address.     is in place, then using the voice             A signature guarantee is
                                               prompts you may place your purchase           required in order to add
                                               order.                                        bank account instructions to
                                                                                             your account.
                                             - Prior to placing a purchase order by
                                               phone via ACH transfer, you must first
                                               have your bank account instructions
                                               established on your account. If you did
                                               not select this option when
                                               establishing your account, verify that
                                               your bank is a member of the Automated
                                               Clearing House system. You may then
                                               download and complete an Additional
                                               Services Request Form* available at
                                               www.aifunds.com or call us at
                                               1-888-266-8787 to have one mailed to
                                               your address of record.

                                                     How To Buy Fund Shares   13

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS
 Automatic investment plan
 - You can enroll in the automatic           - To make changes to your automatic
   investment plan by completing the           investment plan you may do so online at
   appropriate section on the application.     www.aifunds.com. If you did not select
                                               this option when establishing your
                                               account, verify that your bank is a
                                               member of the Automated Clearing House
                                               system. You may then download and
                                               complete an Additional Services Request
                                               Form* available at www.aifunds.com or
                                               call us at 1-888-266-8787 to have one
                                               mailed to your address of record.

 14  How To Buy Fund Shares

SELLING YOUR SHARES

HOW TO SELL OR EXCHANGE SHARES

EXCHANGING INTO ANOTHER FUND                SELLING SHARES
                                             Some sell orders, including those for           REGULAR MAIL
 Be sure to obtain and read a current        more than $100,000, must be placed in
 prospectus for the fund you are             writing with a signature guarantee (see         American Independence Funds
 exchanging into. For additional             page XX). There is a $25 minimum on             PO Box 183049
 information please contact us at            exchanges of fund shares.                       Columbus, Ohio 43218-3049
 1-888-266-8787
 By fax
 - Send a fax to 614-428-3391 that          - Write a letter that includes your              EXPRESS, REGISTERED OR
   includes your account number, the fund   account number, the fund and share class,        CERTIFIED
  and share class you are exchanging out      and the dollar value or number of shares
  of, the dollar value or number of shares    to be sold                                     American Independence Funds
  to be exchanged, and the name and share                                                    c/o BISYS
  class of the fund you are exchanging      - Have the letter signed by all account          3435 Stelzer Road
  into.                                       owners, with the name(s) and address           Columbus, Ohio 43219
                                               exactly as they are on the account
 - Have the fax signed by all account
   owners, with the name(s) and address     - Fax the letter to the appropriate
   exactly as they are on the account.      address
                                            - Fax number for Exchanging/Selling/
                                              Update to the Funds is 614-428-3391
 By mail or express delivery
 - Write a letter that includes your        - Write a letter that includes your
   account number, the fund and share       account number, the fund and share class,
  class you are exchanging out of, the        and the dollar value or number of shares
  dollar value or number of shares to be      to be sold
  exchanged, and the name and share class
  of the fund you are exchanging into       - Have the letter signed by all account
                                              owners, with the name(s) and address
 - Have the letter signed by all account       exactly as they are on the account
   owners, with the name(s) and address
exactly as they are on the account          - Mail the letter to the appropriate
                                            address
 - Mail the letter to the appropriate
 address                                    - Fax number for Exchanging/Selling/
                                             Update to the Funds is 614-428-3391

                                             How To Sell Or Exchange Shares   15

EXCHANGING INTO ANOTHER FUND                SELLING SHARES
 By phone, wire, or ACH                                                                      REGULAR MAIL
 - Call 1-888-266-8787 to request an         - To use this service, call                     American Independence Funds
   exchange                                  1-888-266-8787 to verify that the service       PO Box 183049
                                               is in place, then using the voice             Columbus, Ohio 43218-3049
                                               prompts you may place your sell order
                                                                                             EXPRESS, REGISTERED OR
                                             - Prior to placing a sell order by phone        CERTIFIED
                                             via wire or ACH transfer, you must first
                                               have your bank account instructions           American Independence Funds
                                               established on your account. If you did       c/o BISYS
                                               not select this option when                   3435 Stelzer Road
                                               establishing your account, verify that        Columbus, Ohio 43219
                                               your bank is a member of the Automated        *NOTE:
                                               Clearing House system. You may then
                                               download and complete an Additional           A signature guarantee is
                                               Services Request Form* available at           required in order to add
                                               www.aifunds.com or call us at                 bank account instructions to
                                               1-888-266-8787 to have one mailed to          your account.
                                               your address of record
                                             - Telephone redemption to your address of
                                               record is available unless you declined
                                               it on your application
                                             - Minimum sell order for wire is $1,000,
                                               for ACH transfer $100
 Systematic withdrawal plan
 - You can enroll in the systematic         - If you did not select this option when
   withdrawal plan by completing the          establishing your account, verify that
  appropriate section on the application.     your bank is a member of the Automated
  You must have a minimum balance of          Clearing House system. You may then
  $10,000 to set up your systematic           download and complete an Additional
  withdrawal plan. Withdrawals can be for     Services Request Form* available at
  as little as $100 each.                     www.aifunds.com or call us at
                                              1-888-266-8787 to have one mailed to
                                              your address of record.

 16  How To Sell Or Exchange Shares

SHAREHOLDER SERVICES AND POLICIES

As an American Independence Fund's shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about.
The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your American
Independence Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

                                                                   OUR "ONE COPY PER HOUSEHOLD" POLICY
If you are investing through a financial adviser, check the
materials you received from them about how to buy and sell         We typically send just one copy of
shares. In general, you should follow the information in           any shareholder report and prospectus
those materials in any case where it is different from what        to each household. If the members of
it says in this prospectus. Please note that a financial           your household prefer to receive
adviser may charge fees in addition to those charged by the        their own copies, please contact your
Fund.                                                              financial advisor, call
                                                                   1-888-266-8787.

SHAREHOLDER SERVICES

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place call 1-888-266-8787 and one will be mailed to your address of record.

TAX-ADVANTAGED INVESTMENT PLANS A full range of retirement and other tax-advantaged investment plans is available directly from American Independence Funds or from your financial adviser, including IRA, SEP, 401(k), Coverdale and pension plans. Both share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations call 1-888-266-8787 or speak with your financial adviser. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax adviser.

EXCHANGE PRIVILEGE As an American Independence Funds investor, you can exchange all of your shares of one American Independence Fund for the same class of shares in any other American Independence Fund.

                                          Shareholder Services and Policies   17

AUTOMATIC INVESTMENT PLAN Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, download the form online or call 1-888-266-8787. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

SYSTEMATIC WITHDRAWAL PLAN Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your American Independence Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

DIRECTED REINVESTMENTS Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

 18  Shareholder Services and Policies

POLICIES ABOUT TRANSACTIONS

BUSINESS HOURS The Funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each American Independence Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the Fund could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling 1-888-266-8787.

DETERMINING WHEN YOUR ORDER WILL BE PROCESSED You can place an order to buy or sell shares at any time. A purchase request received by American Independence Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in "good order", will be processed at that day's NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment adviser has to be forwarded to American Independence Funds before it can be processed, you'll need to allow extra time. A representative of your financial adviser should be able to tell you when your order will be processed. It is the responsibility of your financial adviser to forward your order to the transfer agent in a timely manner.

PAYING FOR SHARES YOU BUY Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us.)

WIRE TRANSACTION POLICIES Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 1-888-266-8787 or contact your financial adviser for more information.

OUR CUSTOMER IDENTIFICATION PROGRAM To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

                                          Shareholder Services and Policies   19

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

ORDERS THAT REQUIRE A SIGNATURE GUARANTEE There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

- when you want to sell more than $100,000 worth of shares

- when you want to send the proceeds to a third party

- when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

TIMING OF PAYMENT FOR SHARES YOU SELL Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

- when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

- when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

HOW THE FUNDS CALCULATE SHARE PRICES The price at which you buy and sell shares of these Funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the Funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

LIMITS ON EXCHANGES, PURCHASES, AND REDEMPTIONS Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days' notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of "market timing." We may also reject or limit purchase orders, for these or other reasons.

The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Board has approved a 2.00% redemption fee on shares purchased and redeemed within a 60 day period if the adviser believes the investor is involved in market timing or other excessive, short-term trading. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange

 20  Shareholder Services and Policies
order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING To the extent that the Funds or agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above

                                          Shareholder Services and Policies   21
actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

The Fund imposes a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with, and generally to discourage, short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to (1) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (2) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (3) redemptions from a Systematic Withdrawal Plan; (4) shares held in omnibus accounts on the books of certain financial intermediaries.

HOW THE FUNDS VALUE THEIR HOLDINGS We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market or pricing service price.

SHARE CERTIFICATES We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

- reject your account application if you fail to give us a correct Social Security or other tax ID number

- withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

- close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days' notice so you can either increase your balance or close your account

- pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

- change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

- suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

- withdraw or suspend the offering of shares at any time

- reject any order we believe may be fraudulent or unauthorized

- reject or limit purchases of shares for any reason

- reject a telephone redemption if we believe it is advisable to do so

 22  Shareholder Services and Policies

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends are paid annually. Capital gains are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long-term capital gain distribution if the Fund sells securities that it's holding for more than one year, and the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares.

Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

                                         Dividends, Distributions and Taxes   23

        AMERICAN INDEPENDENCE FUNDS NOTICE OF PRIVACY POLICY & PRACTICES

American Independence Funds Trust recognizes and respects the privacy concerns and expectations of our customers(1).

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the American Independence Funds.

COLLECTION OF CUSTOMER
INFORMATION                 We collect nonpublic personal information about our
                            customers from the following sources:

                            - Account Applications and other forms, which may
                              include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

                            - Account History, including information about the
                              transactions and balances in a customer's accounts; and

                            - Correspondence, written, telephonic or electronic
                              between a customer and American Independence Funds or service providers to the American Independence Funds.

DISCLOSURE OF CUSTOMER
INFORMATION                 We may disclose all of the information described
                            above to certain third parties who are not affiliated with the American Independence Funds under one or more of these circumstances:

                            - As Authorized -- if you request or authorize the
                              disclosure of the information.

                            - As Permitted by Law -- for example, sharing
                              information with companies who maintain or service customer accounts for the American Independence Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

                            - Under Joint Agreements -- we may also share
                              information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                 We require service providers to the American
                            Independence Funds:



                            - to maintain policies and procedures designed to
                              assure only appropriate access to, and use of information about customers of the American Independence Funds; and

                            - to maintain physical, electronic and procedural
                              safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

---------------

(1)For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.
 24  American Independence Funds Notice of Privacy Policy & Practices

                               FOR MORE INFORMATION

                               For more information about the Funds, the following documents are available free upon request:

                               ANNUAL/SEMIANNUAL REPORTS The Funds' annual and semi-annual reports to shareholders, when available, contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                               STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

                               You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                               American Independence Funds Trust
                               3435 Stelzer Road
                               Columbus, Ohio 43219
                               Telephone: (800) 272-2715

                               You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

                               - For a duplicating fee, by writing the Public
                                 Reference Section of the Commission,
                                 Washington, D.C. 20549-0102, (for information on the operation of the Public Reference Room call the Commission at 1-202-942-8090), or by electronic request to the following e-mail address: publicinfo@sec.gov.

                               - Free from the Commission's Website at
                                 www.sec.gov.

                               Investment Company Act file no. 811-        .

AMERICAN INDEPENDENCE FUNDS LOGO

          , 2006 -- Class A and Class C Shares

American Independence Funds
Prospectus

                            Financial Services Fund

NOT FDIC Insured. May lose value. No bank guarantee.

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

American Independence Funds Trust is managed by American Independence Financial Services, LLC ("AIFS").

Questions? Call 888-266-8787 or your investment representative.

INSIDE THIS PROSPECTUS

A description of the fund's goals, strategies, and main risks, along with information on costs, and the individuals who manage the fund.

                             About the Fund     Financial Services Fund                                           1

                              How to Invest     How to Buy Fund Shares                                           10

                                                                                                                 12
                                                How to Sell and Exchange Fund Shares

                                                                                                                 15
                                                Shareholder Services and Policies

                                                                                                                 17
                                                Information, Instructions and policies to know about
                                              your fund account and transactions

                                                                                                                 21
                                                Distributions and Taxes

                                                                                                                 22
                                                Notice of Privacy Policy

AMERICAN INDEPENDENCE FUNDS

THE FINANCIAL SERVICES FUND

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in financial services-related industries. Financial services-related industries include, but are not limited to, banking, insurance, investment banking and brokerage, credit finance, mortgage banking, commercial and residential REITs, asset management and other finance-related services. The Fund considers a company to be doing business in financial services-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in financial services-related industries;
(2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or (3) based on other available information, the portfolio manager determines that is primary business is within the financial services industries. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

The Sub-Adviser plans to achieve this goal by investing in securities which the Sub-Adviser believes are undervalued, by capitalizing on opportunities to profit by trading mispriced securities and by making other special situation investments, with a focus on publicly traded equity securities in the financial services industry. There can be no assurance that the Fund's investment objective will be achieved, and investment results may vary substantially from time to time.

The Fund seeks to achieve its investment objective primarily by investing in and tactically trading securities of U.S. and non-U.S. financial institutions, including, but not limited to, equity securities and other securities convertible into or exercisable into equity securities, preferred securities, subordinate income notes collateralized by trust preferred securities, and other fixed income securities. The Fund may invest in large-cap, mid-cap and small-cap companies, in each case as the Adviser or Sub-Adviser in its sole discretion, may determine. Given the Sub-Adviser's specialized knowledge and experience in valuing and investing in the securities of financial services companies, as well as its experience advising such institutions on strategic decision making and merger and acquisition transactions, the Sub-Adviser anticipates concentrating the Fund's investments in securities of financial services companies. To achieve the Fund's investment objective, the Fund may utilize options, derivatives, and futures.

The Fund intends to blend two investment strategies in managing the Fund, with the goal of maximizing returns while minimizing relevant risks. The first strategy involves strategic value investing. With the portion of the assets of the Fund's portfolio allocated to this strategy, the Sub-Adviser will generally invest in companies that it believes are significantly undervalued on a fundamental basis. This means the market price of such companies would be at a substantial discount to the present value of future cash flows or to liquidation value. In valuing companies, the Sub-Adviser will normally project a company's future cash flows and discount these to the present (using a discount rate reflecting the degree of risk of the investment) to find the intrinsic value of the enterprise. If this value is significantly above the current price of the stock, and the Sub-Adviser believes that the company is run by competent and reliable management, then the Fund may invest in that company. The portion of the Fund allocated to strategic value investing will normally be invested only in securities selling for less than their intrinsic value or selling for less than private market value when the Sub-Adviser believes that it is likely that the company may be acquired. The Sub-Adviser believes that, by focusing a majority of the Fund's assets on those companies that are not well known or are improperly valued by the investment community, it can achieve significantly higher returns than are available from a broadly diversified equity fund.

In addition, the Sub-Adviser intends to employ a second, more tactical trading-oriented strategy that utilizes the Sub-Adviser's knowledge of the
                                                     Financial Services Fund   1
securities markets and financial services industries to exploit price trends and market volatility in the securities of financial services companies. Tactical trading positions tend to be short-term with high turnover and endeavor to profit from various company as well as industry events. Such trades generally occur around an event such as earnings releases, new events, 8Ks, merger news, management changes, interest rate movements, credit quality outlook, regulatory changes, spin-offs, and new issues, as well as other events. The Fund is therefore intended to be a blend of the strategic and the tactical, but with a greater emphasis on the strategic. The Sub-Adviser believes these two very different investment methods compliment each other very well as the best strategic value investments tend to surface during long bear markets while tactical investments tend to predominate during periods of high valuation and high volatility.

Descriptions of these and other securities which the Fund may purchase are included in the SAI.

 2  Financial Services Fund

MAIN RISKS

The value of the Fund's investments, and the value of your investments in the Fund, will fluctuate with market conditions. You may lose money on your investment in the Fund, or the Fund could underperform other investments. Other principal risks include:

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund's share price changes with the value of the Fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

SECTOR FUND RISK The Fund's investments are concentrated in a comparatively narrow segment of the economy, the financial services sector. This means that the Fund's investment concentration in the financial services sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

FINANCIAL SERVICES INDUSTRY RISK The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to several risks that may impact the value of investments in the financial services sector more severely than investments outside the sector. Businesses in the financial sector often operate with substantial financial leverage.

FOREIGN INVESTMENT RISK A Fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness ad ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers' balance and payments, overall debt level, and cash flow from tax or other revenues.

CONCENTRATION RISK Since a large percentage of the Fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the Fund.

MANAGEMENT RISK There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio manager will produce the desired results.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                     Financial Services Fund   3

RISK/RETURN SUMMARY AND FUND EXPENSES

This fund does not yet have performance information or financial highlights to show in this prospectus.

The Fund also offers Class A and Class C shares which are available in a separate prospectus. The returns for different classes of shares will differ because of differences in expenses of each class.

FEES AND EXPENSES

This table is intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. This table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                      None
Maximum deferred sales charge (load) imposed on purchases
  (as a percentage of offering price)                                None(1)
Redemption Fee                                                      2.00%(2)
ANNUAL FUND OPERATING EXPENSES
Management Fee                                                      1.25%
Distribution (12b-1) fee and Service Fee                             None
Other Expenses(3)
Total Annual Fund Operating Expenses Before Reductions
Expense Reductions(4)
Total Annual Fund Operating Expenses After Reduction                    %

(1) Class A shares that are purchased at NAV in
    amounts of $1,000,000 or more will be assessed
    a 1.00% CDSC if they are redeemed within one
    year of the date of purchase and 0.50% CDSC
    will be assessed if redeemed after first year
    and within the second year.
(2) Other Expenses are based on estimated amounts
    for the current fiscal year.
(3) AIFS has contractually agreed to reduce the
    management fee and reimburse expenses until
            2007 in order to keep the Total Annual
    Fund Operating Expenses at   %. This reduction
    lowers the expense ratio and increases overall return to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assume the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

Because this example is hypothetical and for comparison only, your actual costs will be different.

                         1 YEAR    3 YEARS    5 YEARS   10 YEARS

 4  Risk/Return Summary and Fund Expenses

ADDITIONAL RISKS OF THE FINANCIAL SERVICES FUND

MANAGEMENT RISK The fund's performance could be hurt if the fund's management improperly executes the fund's strategies.

TRADING IN OPTIONS The Sub-Adviser may use a number of option strategies. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

With certain exceptions, exchange listed options on individual securities are generally settled by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of a listed put or call option is dependent, in part, upon the liquidity of the option market.

LIMITED LIQUIDITY OF SOME INVESTMENTS Some of the securities in which the Fund invests may be or become relatively illiquid, because they are thinly traded, they are subject to transfer restrictions, or the circumstances of the Fund's ownership of them give rise to practical or regulatory limits on the Fund's ability to liquidate quickly. The Fund may not be able promptly to liquidate those investments if the need should arise, and its ability to realize gains, or to avoid losses in periods of rapid market activity, may therefore be affected. In addition, the value assigned to such securities for purposes of determining a shareholder's share in the Fund's net profits and net losses may differ from the value the Fund is ultimately able to realize. A portion of the Fund's assets may from time to time be invested in securities and other financial instruments or obligations for which no market exists. Because of the absence of any trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities.

DERIVATIVE TRANSACTIONS The Fund may engage in derivative transactions such as forward contracts for hedging purposes. The risks associated with derivative transactions are potentially greater than those associated with the direct purchase or sale of the underlying securities because of the additional complexity and potential for leverage. In addition, derivatives may create credit risk (the risk that a counterparty on a derivative transaction will not fulfill its contractual obligations), as well as legal, operations, reputational and other risks beyond those associated with the direct purchase or sale of the underlying securities to which their values are related.

SECURITIES LENDING RISK To earn additional income, the fund may lend their securities to qualified financial institutions. Although these loans are fully collateralized, the fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.

                             Additional Risks of the Financial Services Fund   5

FUND MANAGEMENT

THE INVESTMENT ADVISER

The investment adviser for these Funds is American Independence Financial Services, LLC ("AIFS" or the "Adviser"). The Advisor is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AIFS is based at 335 Madison Avenue, Mezzanine, New York, NY 10017.

Under the supervision of the Board of Trustees, the Adviser is responsible for managing the fund's portfolio in accordance with the fund's goal and policies. In exchange for providing these services, the Advisor receives a management fee
of   %.

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Fund's total operating expenses at
not more than   % of average annual net assets of the share classes for a period of one year.

PORTFOLIO MANAGER

Under the investment advisory agreement, AIFS is responsible for the investment management oversight in its role as adviser to the Fund.

The fund's portfolio manager is responsible for the day-to-day management of the fund.

Mr. Louis J. Hanna joined American Independence Financial Services, LLC in 2006. He is responsible for the day to day oversight of the sub-advisory relationship pertaining to the Financial Services Fund. Prior to joining AIFS, Mr. Hanna served as CEO/President of Paradigm Funds Trust a registered fund of hedge funds. Prior to Paradigm, Mr. Hanna acquired over 15 years of diverse asset management marketing experience with the following firms: ING Furman Selz, Fulcrum Global Advisors, ING Mutual Funds, SEI Investment, and Shearson Lehman Brothers. Mr. Hanna has a BA in Economics from Rutgers University and JD from Quinnipiac University School of Law.

SUB-ADVISER

Miller & Jacobs Capital LLC, a U.S. Virgin Islands limited liability company provides investment management services for the Fund.

Messrs. Jeffrey A. Miller and Eric D. Jacobs, will act as the portfolio managers to the Fund (the "Portfolio Managers"). As such, they will have direct and primary responsibility for all investment decisions, subject to the overall supervision of the Adviser. In particular, Mr. Miller will be responsible for all strategic portfolio investments, as well as research and trading of banks and thrifts, while Mr. Jacobs concentrates on evaluating broader market conditions and combining that analysis with proprietary research to determine sub-sector portfolio allocations.

JEFFREY A. MILLER

Jeffrey A. Miller, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997. Mr. Miller is responsible for all core portfolio investments, as well as research and trading of banks and thrifts. Prior to the formation of Miller & Jacobs Capital, LLC, Mr. Miller was Vice President of Equity Research at Keefe, Bruyette & Woods, Inc. ("KBW") from 1994-1997. Mr. Miller was instrumental in developing valuation models for KBW's recommended list, and was also a key proponent of focusing on capital management for banks and thrifts as a primary driver of shareholder value creation. Mr. Miller earned his Masters of Business Administration with Distinction from Cornell University, graduating fifth in his class. He also earned a Bachelor of Arts degree in History with Distinction from Cornell University. He is a founder and member of the Board of Directors of The Maasai Foundation of East Africa and is active many charities in St. Croix. He also serves on the Board of The Good Hope School.

ERIC D. JACOBS

Eric D. Jacobs, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997 that serves as a portfolio
 6  Fund Management
manager for numerous funds managed or advised by its affiliates. Mr. Jacobs' responsibilities include evaluating broader market conditions and combining that analysis with the firm's proprietary research to determine sub-sector portfolio allocations as well as overall long/short exposure. Mr. Jacobs also performs the firm's research and trading of U.S. and Bermudan insurance companies. Prior to the formation of Miller Jacobs Capital, LLC Mr. Jacobs held positions in equity sales at Lehman Brother and Paine Webber from 1993 to 1995. Mr. Miller managed discretionary accounts at Stuart Coleman & Co. from 1995 to 1996, focusing on the financial services sector. He was also responsible for trading high yield and distressed debt with foreign dealers. Mr. Jacobs received his Bachelor of Arts degree from Allegheny College.

For additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds they manage, please consult the SAI.

The Statement of Additional Information has more detailed information about the Adviser, Sub-Adviser and other service providers.

                                                             Fund Management   7

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Institutional Class shares of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by AIFS or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by AIFS or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus.

A separate application is required for Individual Retirement Account investments.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, money orders, bank starter checks nor credit card convenience checks are accepted.

The minimum initial investment amount is $1,000,000. The Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See "Anti-Money Laundering Program" at the end of this section and the "Market Timing Policies" section.

Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. Eastern time will become effective that day.

 8  Purchasing and Adding to Your Shares

HOW TO INVEST   In this section, you will find information on how to invest in the Fund, including how to buy, sell and exchange fund shares.
                It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Fund's shareholder.

                You can find out more about the topics covered here by contacting the American Independence Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

                                                               How to Invest   9

HOW TO BUY FUND SHARES

Use the instructions on these pages if you are investing directly with American Independence Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS
 By mail or express delivery
 - Complete and sign an application (if      - Make out an investment check to               REGULAR MAIL
   you need an application, you may            "American Independence Funds"
   download it from the web site or call                                                     American Independence Funds
   1-888-266-8787)                           - Return a deposit stub or write a letter       PO Box 183049
                                               that includes your name, account              Columbus, Ohio 43218-3049
 - Send the application to us at the           number, the amount of your investment,
   appropriate address, along with an          and the fund name and share class
   investment check made out to "American
   Independence Funds"                       - Sign the letter, enclose the check, and
                                               mail it to the appropriate address
 By wire
 - Call 1-888-266-8787 for instructions      - Call 1-888-266-8787 for instructions          EXPRESS, REGISTERED,
   before wiring any money                     before wiring any money                       OR CERTIFIED
                                                                                             American Independence Funds
                                                                                             c/o BISYS
                                                                                             3435 Stelzer Road
                                                                                             Columbus, Ohio 43219
 By phone
 - Initial investments cannot be made by     - To use this service, call                     *NOTE:
   phone. Please complete and mail an        1-888-266-8787 to verify that the service
   application to the appropriate address.     is in place, then using the voice             A signature guarantee is
                                               prompts you may place your purchase           required in order to add
                                               order.                                        bank account instructions to
                                                                                             your account.
                                             - Prior to placing a purchase order by
                                               phone via ACH transfer, you must first
                                               have your bank account instructions
                                               established on your account. If you did
                                               not select this option when
                                               establishing your account, verify that
                                               your bank is a member of the Automated
                                               Clearing House system. You may then
                                               download and complete an Additional
                                               Services Request Form* available at
                                               www.aifunds.com or call us at
                                               1-888-266-8787 to have one mailed to
                                               your address of record.

 10  How To Buy Fund Shares

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS
 Automatic investment plan
 - You can enroll in the automatic           - To make changes to your automatic
   investment plan by completing the           investment plan you may do so online at
   appropriate section on the application.     www.aifunds.com. If you did not select
                                               this option when establishing your
                                               account, verify that your bank is a
                                               member of the Automated Clearing House
                                               system. You may then download and
                                               complete an Additional Services Request
                                               Form* available at www.aifunds.com or
                                               call us at 1-888-266-8787 to have one
                                               mailed to your address of record.

                                                     How To Buy Fund Shares   11

HOW TO SELL OR EXCHANGE SHARES

EXCHANGING INTO ANOTHER FUND                SELLING SHARES
                                                                                             REGULAR MAIL:
 Be sure to obtain and read a current        Some sell orders, including those for
 prospectus for the fund you are             more than $100,000,must be placed in            American Independence Funds
 exchanging into. For additional             writing with a signature guarantee (see         PO Box 183049
 information please contact us at            page XX). There is a $25 minimum on             Columbus, Ohio 43218-3049
 1-888-266-8787                              exchanges of fund shares.
 By fax
 - Send a fax to 614-428-3391 that          - Write a letter that includes your              EXPRESS, REGISTERED OR
   includes your account number, the fund   account number, the fund and share class,        CERTIFIED
  and share class you are exchanging out      and the dollar value or number of shares
  of, the dollar value or number of shares    to be sold                                     American Independence Funds
  to be exchanged, and the name and share                                                    c/o BISYS
  class of the fund you are exchanging      - Have the letter signed by all account          3435 Stelzer Road
  into.                                       owners, with the name(s) and address           Columbus, Ohio 43219
                                               exactly as they are on the account
 - Have the fax signed by all account
   owners, with the name(s) and address     - Fax the letter to the appropriate
   exactly as they are on the account.      address
                                            - Fax number for Exchanging/Selling/
                                              Update to the Funds is 614-428-3391
 By mail or express delivery
 - Write a letter that includes your        - Write a letter that includes your
   account number, the fund and share       account number, the fund and share class,
  class you are exchanging out of, the        and the dollar value or number of shares
  dollar value or number of shares to be      to be sold
  exchanged, and the name and share class
  of the fund you are exchanging into       - Have the letter signed by all account
                                              owners, with the name(s) and address
 - Have the letter signed by all account       exactly as they are on the account
   owners, with the name(s) and address
exactly as they are on the account          - Mail the letter to the appropriate
                                            address
 - Mail the letter to the appropriate
 address

 12  How To Sell Or Exchange Shares

EXCHANGING INTO ANOTHER FUND                SELLING SHARES
 By phone, wire, or ACH                                                                      REGULAR MAIL
 - Call 1-888-266-8787 to request an         - To use this service, call                     American Independence Funds
   exchange                                  1-888-266-8787 to verify that the service       PO Box 183049
                                               is in place, then using the voice             Columbus, Ohio 43218-3049
                                               prompts you may place your sell order
                                                                                             EXPRESS, REGISTERED OR
                                             - Prior to placing a sell order by phone        CERTIFIED
                                             via wire or ACH transfer, you must first
                                               have your bank account instructions           American Independence Funds
                                               established on your account. If you did       c/o BISYS
                                               not select this option when                   3435 Stelzer Road
                                               establishing your account, verify that        Columbus, Ohio 43219
                                               your bank is a member of the Automated        *NOTE:
                                               Clearing House system. You may then
                                               download and complete an Additional           A signature guarantee is
                                               Services Request Form* available at           required in order to add
                                               www.aifunds.com or call us at                 bank account instructions to
                                               1-888-266-8787 to have one mailed to          your account.
                                               your address of record
                                             - Telephone redemption to your address of
                                               record is available unless you declined
                                               it on your application
                                             - Minimum sell order for wire is $1,000,
                                               for ACH transfer $100
 Systematic withdrawal plan
 - You can enroll in the systematic         - If you did not select this option when
   withdrawal plan by completing the          establishing your account, verify that
  appropriate section on the application.     your bank is a member of the Automated
  You must have a minimum balance of          Clearing House system. You may then
  $10,000 to set up your systematic           download and complete an Additional
  withdrawal plan. Withdrawals can be for     Services Request Form* available at
  as little as $100 each.                     www.aifunds.com or call us at
                                              1-888-266-8787 to have one mailed to
                                              your address of record.

                                             How To Sell Or Exchange Shares   13

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

The financial intermediary through which you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support ("Distribution Related Payments"). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because it is not paid by the Fund. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary.

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the investment representatives who interact with current shareholders and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services ("Service Related Payments). Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

 14  How To Sell Or Exchange Shares

SHAREHOLDER SERVICES AND POLICIES

As an American Independence Fund's shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about.
The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your American
Independence Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

                                                                   OUR "ONE COPY PER HOUSEHOLD" POLICY
If you are investing through a financial advisor, check the
materials you received from them about how to buy and sell         We typically send just one copy of
shares. In general, you should follow the information in           any shareholder report and prospectus
those materials in any case where it is different from what        to each household. If the members of
it says in this prospectus. Please note that a financial           your household prefer to receive
advisor may charge fees in addition to those charged by the        their own copies, please contact your
Fund.                                                              financial advisor, call
                                                                   1-888-266-8787.

SHAREHOLDER SERVICES

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place call 1-888-266-8787 and one will be mailed to your address of record.

TAX-ADVANTAGED INVESTMENT PLANS A full range of retirement and other tax-advantaged investment plans is available directly from American Independence Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale and pension plans. Both share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations call 1-888-266-8787 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

EXCHANGE PRIVILEGE As an American Independence Funds investor, you can exchange all of your shares of one American Independence Fund for the same class of shares in any other American Independence Fund.

                                          Shareholder Services and Policies   15

AUTOMATIC INVESTMENT PLAN Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, download the form online or call 1-888-266-8787. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

SYSTEMATIC WITHDRAWAL PLAN Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your American Independence Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

DIRECTED REINVESTMENTS Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

 16  Shareholder Services and Policies

POLICIES ABOUT TRANSACTIONS

BUSINESS HOURS The Funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each American Independence Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the Fund could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling 1-888-266-8787.

DETERMINING WHEN YOUR ORDER WILL BE PROCESSED You can place an order to buy or sell shares at any time. A purchase request received by American Independence Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in "good order", will be processed at that day's NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment advisor has to be forwarded to American Independence Funds before it can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

PAYING FOR SHARES YOU BUY Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us.

Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 1-888-266-8787 or contact your financial advisor for more information.

OUR CUSTOMER IDENTIFICATION PROGRAM To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

                                          Shareholder Services and Policies   17

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

ORDERS THAT REQUIRE A SIGNATURE GUARANTEE There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

- when you want to sell more than $100,000 worth of shares

- when you want to send the proceeds to a third party

- when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

TIMING OF PAYMENT FOR SHARES YOU SELL Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

- when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

- when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

HOW THE FUNDS CALCULATE SHARE PRICES The price at which you buy and sell shares of these Funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the Funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

LIMITS ON EXCHANGES, PURCHASES, AND REDEMPTIONS Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days' notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of "market timing." We may also reject or limit purchase orders, for these or other reasons.

The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Board has approved a 2.00% redemption fee on shares purchased and redeemed within a 60 day period if the advisor believes the investor is involved in market timing or other excessive, short-term trading. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange

 18  Shareholder Services and Policies
order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING To the extent that the Funds or agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above

                                          Shareholder Services and Policies   19
actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

The Fund imposes a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with, and generally to discourage, short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to (1) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (2) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (3) redemptions from a Systematic Withdrawal Plan; (4) shares held in omnibus accounts on the books of certain financial intermediaries.

HOW THE FUNDS VALUE THEIR HOLDINGS We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market or pricing service price.

SHARE CERTIFICATES We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

- reject your account application if you fail to give us a correct Social Security or other tax ID number

- withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

- close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days' notice so you can either increase your balance or close your account

- pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

- change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

- suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

- withdraw or suspend the offering of shares at any time

- reject any order we believe may be fraudulent or unauthorized

- reject or limit purchases of shares for any reason

- reject a telephone redemption if we believe it is advisable to do so 20 Shareholder Services and Policies

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends are paid annually. Capital gains are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long-term capital gain distribution if the Fund sells securities that it's holding for more than one year, and are the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares.

Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

                                         Dividends, Distributions and Taxes   21

        AMERICAN INDEPENDENCE FUNDS NOTICE OF PRIVACY POLICY & PRACTICES

American Independence Funds Trust recognizes and respects the privacy concerns and expectations of our customers(1).

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the American Independence Funds.

COLLECTION OF CUSTOMER
INFORMATION                 We collect nonpublic personal information about our
                            customers from the following sources:

                            - Account Applications and other forms, which may
                              include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

                            - Account History, including information about the
                              transactions and balances in a customer's accounts; and

                            - Correspondence, written, telephonic or electronic
                              between a customer and American Independence Funds or service providers to the American Independence Funds.

DISCLOSURE OF CUSTOMER
INFORMATION                 We may disclose all of the information described
                            above to certain third parties who are not affiliated with the American Independence Funds under one or more of these circumstances:

                            - As Authorized -- if you request or authorize the
                              disclosure of the information.

                            - As Permitted by Law -- for example, sharing
                              information with companies who maintain or service customer accounts for the American Independence Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

                            - Under Joint Agreements -- we may also share
                              information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                 We require service providers to the American
                            Independence Funds:

                            - to maintain policies and procedures designed to
                              assure only appropriate access to, and use of information about customers of the American Independence Funds; and

                            - to maintain physical, electronic and procedural
                              safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

---------------

(1)For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.
 22  American Independence Funds Notice of Privacy Policy & Practices

                               FOR MORE INFORMATION

                               For more information about the Funds, the following documents are available free upon request:

                               ANNUAL/SEMIANNUAL REPORTS The Funds' annual and semi-annual reports to shareholders, when available, contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                               STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

                               You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                               American Independence Funds Trust
                               3435 Stelzer Road
                               Columbus, Ohio 43219
                               Telephone: (800) 272-2715

                               You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

                               - For a duplicating fee, by writing the Public
                                 Reference Section of the Commission,
                                 Washington, D.C. 20549-0102, (for information on the operation of the Public Reference Room call the Commission at 1-202-942-8090), or by electronic request to the following e-mail address: publicinfo@sec.gov.

                               - Free from the Commission's Website at
                                 www.sec.gov.

                               Investment Company Act file no. 811-        .

                        AMERICAN INDEPENDENCE FUNDS TRUST
                          335 MADISON AVENUE, MEZZANINE
                               NEW YORK, NY 10017
                 GENERAL AND ACCOUNT INFORMATION: (866) 410-2006

          AMERICAN INDEPENDENCE FINANCIAL SERVICES - INVESTMENT ADVISER
                            ("AIFS" OR THE "ADVISER")

                               BISYS FUND SERVICES
                                   DISTRIBUTOR
                         ("BISYS" OR THE "DISTRIBUTOR")

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the "SAI") describes five funds (collectively, the "Funds"), all of which are managed by American Independence Financial Services, LLC. The Funds are:

     Short-Term Bond Fund

     Intermediate Bond Fund

     Stock Fund

     International Equity Fund

     Kansas Tax-Exempt Bond Fund

     Financial Services Fund

Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by BISYS as an investment vehicle for individuals, institutions, corporations and fiduciaries.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the Funds dated March 1, 2006 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Financial Statements included in the Funds' October 31, 2005 Annual Report to Shareholders are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained without charge by writing the Funds at the address above or calling 1-866-401-2006.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. YOU COULD ALSO LOSE MONEY BY INVESTING IN ONE OF THE FUNDS. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.
________________, 2006

Investment Policies and Practices of the Funds                                 3
Investment Restrictions                                                       20
Risks of Investing in the Funds                                               24
Management                                                                    31
   Trustees and Officers
   Investment Adviser                                                         38
   Sub-advisers                                                               39
   Distribution and Service Plan                                              52
   Sub-Transfer Agency Plan
   Custodian, Transfer Agent & Dividend Dispersing Agent
   Expenses
   Fee Waivers
   Independent Auditors and Counsel
   Anti Money Laundering Program
   Voting Rights
   Conversion Into Feeder Fund
   Performance
   Administration and Fund Accounting Services                                53
   Disclosure of Portfolio Holdings Information                               61
Taxation                                                                      62
   Taxation of the Portfolio                                                  67
Other Information                                                             70
   Financial Statements                                                       73
   Miscellaneous                                                              73

APPENDIX A                                                                    74
APPENDIX B                                                                    76

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUSES, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AMERICAN INDEPENDENCE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY AMERICAN INDEPENDENCE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                           THE INVESTMENT POLICIES AND
                             PRACTICES OF THE FUNDS

Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are separate portfolios of American Independence Funds Trust, a Delaware statutory trust, organized under the laws of Delaware on October 7, 2004 as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.

Each Fund follows its own investment objectives and policies, including certain investment restrictions. Several of those restrictions and each of the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this SAI are not fundamental and may change solely by approval of the Board of Trustees. References below to "All Funds" include the Portfolio, except where noted otherwise. The 80% minimum investment limitations of the Kansas Tax-Exempt Bond Fund with respect to investments in securities exempt from federal income and Kansas personal income taxes are both fundamental. The 80% minimum investment limitations of the other funds are non-fundamental, which means they may be changed by the Board of Trustees subject to 60 days advance notice to shareholders.

The following is a description of investment practices of the Funds and the securities in which they may invest:

U.S. TREASURY OBLIGATIONS (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government. federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by the Government National Mortgage Association which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal

Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

COMMERCIAL PAPER (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two (top three with respect to Short-Term Bond Fund) short-term rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO"), or, if not rated is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper.

CORPORATE DEBT SECURITIES (All Funds except Kansas Tax-Exempt Bond Fund--See "Variable Rate Demand Obligations"). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

MORTGAGE-RELATED SECURITIES (All Funds). The Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. In the case of the Kansas Tax-Exempt Bond Fund, to the extent the Fund is permitted to invest in U.S. Government securities, the Fund may invest in mortgage-related securities only. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Funds in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

Mortgage-related securities, for purposes of this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

ASSET-BACKED SECURITIES (Short-Term Bond Fund and Intermediate Bond Fund). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.
Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

MUNICIPAL COMMERCIAL PAPER (Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P, "P-2" or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees. Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1." See the Appendix for a more complete description of securities ratings.

MUNICIPAL LEASES (Kansas Tax-Exempt Bond Fund) Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities. Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

MUNICIPAL NOTES (Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of
                              "high quality, with margins of protection ample
although not as large as in the preceding group."

MUNICIPAL BONDS (Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year.

Municipal bonds may be issued to raise money for various public purposes--such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility--tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "A" or better by a NRSRO. See the Appendix for a more complete description of securities ratings.

COMMON STOCKS (Stock Fund, International Equity Fund and Financial Services
Fund). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

PREFERRED STOCKS (Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund, International Equity Fund and Financial Services Fund). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

AMERICAN DEPOSITARY RECEIPTS (Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund and Financial Services Fund). American Depositary Receipts are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. Company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency.

INVESTMENT IN FOREIGN SECURITIES (Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund, International Equity Fund and Financial Services Fund). These Funds may each invest in securities of foreign governmental and private issuers that, except for the International Equity Fund, are generally denominated in and pay interest in U.S. dollars. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

FOREIGN EXCHANGE CONTRACTS (International Equity Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

The Portfolio may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Portfolio's Investment Sub-Advisers ("Portfolio Sub-Advisers") fail to predict currency values correctly.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS (International Equity Fund).The portfolio may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Portfolio holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Foreign Exchange Contracts" above which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the inter-bank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Portfolio may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

CONVERTIBLE AND EXCHANGEABLE SECURITIES (Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund, International Equity Fund and Financial Services Fund). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

DOMESTIC AND FOREIGN BANK OBLIGATIONS (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act. The

Kansas Tax-Exempt Bond Fund's bank obligations are limited to certificates of deposit and bankers' acceptances.

INVESTMENTS IN UNITED STATES BANK OBLIGATIONS (INCLUDING FOREIGN BRANCHES) (All Funds). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks meeting the conditions set forth herein.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 10% of the value of the net assets of the Kansas Tax Exempt and 15% of the value of the net assets of the other Funds.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

INVESTMENTS IN EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS (All Funds). Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

STRIPS (All Funds Except International Equity Fund). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2A-7, the Money Market Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Funds will not actively trade in STRIPS.

ZERO COUPON SECURITIES (All Funds Except International Equity Fund). A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

OTHER MUTUAL FUNDS (All Funds). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The Kansas Tax-Exempt Bond Fund has adopted a non-fundamental policy to limit its investment in investment companies to shares of money market funds. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

OPTIONS ON SECURITIES (Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund and Financial Services Fund). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter
(OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

DOLLAR ROLL TRANSACTIONS (Short-Term Bond Fund, Intermediate Bond Fund and International Equity Fund). These Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.

SWAP AGREEMENTS (Short-Term Bond Fund and Intermediate Bond Fund) To manage its exposure to different types of investments, the Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES (Stock Fund, International Equity Fund and Financial Services Fund). The Fund or Portfolio may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. The Fund or Portfolio may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Adviser or Portfolio sub-Advisers anticipate an advance. In attempting to hedge a portfolio, the Fund or Portfolio may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund or Portfolio will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

A stock index assigns relative weighing to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund or Portfolio will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's or Portfolio's net assets.

When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

During a market decline or when the Adviser or Portfolio Adviser anticipates a decline, the Fund or Portfolio may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser or Portfolio Adviser anticipates an advance, each Fund or Portfolio may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund or Portfolio not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund or Portfolio will sell options on futures and on stock indices only to close out existing positions.

INTEREST RATE FUTURES CONTRACTS (All Funds, Except International Equity Fund and Kansas Tax-Exempt Bond Fund). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to manage the fixed income funds' exposure to interest rate risk (i.e. manage duration) and other bona fide hedging purposes. For example, futures may be used on lieu of buying comparable duration U.S. Treasury securities to achieve a duration target within the funds. The Funds will engage in such transactions primarily for bona fide hedging purposes. Future will not be used to leverage the portfolios and are incorporated appropriately in all measures of risk within portfolios.

OPTIONS ON INTEREST RATE FUTURES CONTRACTS (All Funds, Except International Equity Fund and Kansas Tax-Exempt Bond Fund). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

RISK OF OPTIONS AND FUTURES CONTRACTS (All Funds). One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets to cover the futures and options.

"WHEN-ISSUED" AND "FORWARD COMMITMENT" TRANACTIONS (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser or Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

REPURCHASE AGREEMENTS (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Kansas Tax-Exempt Bond Fund may not each invest more than 10% and the other Funds may not invest more than 15% of its respective net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies".

REVERSE REPURCHASE AGREEMENTS (All Funds). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS (All Funds). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity five to twenty years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

The Funds May Also Buy Variable Rate Master Demand Obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser or Portfolio sub-Advisers, as applicable or, pursuant to guidelines established by the Board of Trustees or the Master Trust Board, as applicable, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

LOANS OF PORTFOLIO SECURITIES (All Funds). The Funds may lend their portfolio securities in an amount up to 33-1/3% of each Fund's total assets to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Securities loans will be made in accordance with the following conditions: (1) the Funds or the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Funds or the Portfolio must be able to terminate the loan after notice, at any time;
(4) the Funds or the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Funds or the

Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board of Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board of Trustees or Master Trust Board, as applicable, to vote proxies.

GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS (Short-Term Bond Fund). The Fund may invest in guaranteed investment contracts and funding agreements ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. The Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment.

In determining the average weighted portfolio maturity of the Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ILLIQUID SECURITIES (All Funds). Each Fund, except for the International Equity Fund, has adopted a fundamental policy with respect to investments in illiquid securities. The International Equity Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act (other than certain commercial paper issued pursuant to Section 4(2) as discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments.
Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to re-sales of certain securities to qualified institutional buyers. It is the intent of the Funds' to invest, pursuant to procedures established by the Board of Trustees as applicable, and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser or the Portfolio sub-Advisers, will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser or the Portfolio sub-Advisers, as applicable; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.

FOREIGN CURRENCY TRANSACTIONS (International Equity Fund; Intermediate Bond Fund, Stock Fund and Financial Services Fund). Investments by the Portfolio in securities of foreign companies will usually involve the currencies of foreign countries. In addition, the Portfolio may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of the Portfolio, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price at the time of the contract. Forward contracts in the principal foreign currencies are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Portfolio. A forward contract generally has no requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

The Portfolio may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, the Portfolio may enter into forward contracts in connection with existing portfolio positions. For example, when a Portfolio sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Portfolio to incur losses on these contracts and transaction costs. The Portfolio Advisers do not intend to enter into forward contracts on a regular or continuous basis.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the inter-bank market. The inter-bank market is foreign currencies in a global around-the-clock market.

When required by applicable regulatory guidelines, the Portfolio will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

                             INVESTMENT RESTRICTIONS

The following restrictions apply to each Fund. Unless otherwise indicated, only Investment Restriction Nos. 2, 3, 4, 7, 8, 12 and 16 are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. The non-fundamental investment restrictions can be changed by approval of a majority of the Board of Trustees. A "majority of the outstanding voting securities" means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy or (ii) more than 50% of the outstanding shares.

Each Fund, except as indicated, may not:

     (1)  Invest more than 15% (10% with respect to the Kansas Tax-Exempt Bond
          Fund) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

     (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 33-1/3% (10% for Kansas Tax-Exempt Bond Fund) of the current value of its net assets for temporary or emergency purposes or to meet redemptions. Each Fund (except Kansas Tax-Exempt Bond Fund) has adopted a non-fundamental policy to limit such borrowing to 10% of its net assets and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist). With respect to the Kansas Tax-Exempt Bond Fund, all borrowings in excess of 5% will be repaid before additional investments are made. The Short-Term Bond Fund has adopted a non-fundamental policy to limit its borrowings for other than temporary or defensive purpose or to meet redemptions to an amount not to exceed an amount equal to 5% of its net assets;

     (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

     (5) Invest in companies for the purpose of exercising control or management. This restriction is a fundamental policy of the Kansas Tax-Exempt Bond Fund;

     (6) Invest more than 10% of its net assets in shares of other investment companies, except that the Kansas Tax-Exempt Bond Fund may only purchase money market fund securities and that each Fund may invest all of its assets in another investment company with substantially the same investment objectives, policies and investment restrictions as the Fund;

     (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships, debt obligations secured by real estate or interests therein, and securities issued by other companies that invest in real estate or interest therein), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions. The Kansas Tax-Exempt Bond Fund's policy with respect to oil, gas and other mineral resource, exploration, development or leases is a non-fundamental policy;

     (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

     (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short. The Kansas Tax-Exempt Bond Fund may not sell securities short;

     (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

     (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. The Kansas Tax-Exempt Bond Fund may not purchase warrants, straddles, or spreads;

     (14) Write, purchase or sell puts, calls or combinations thereof, except that the Funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

     (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation (except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) municipal securities which are rated by at least two NRSRO's or determined by the Adviser to be of comparable quality) provided each Fund may invest all or a portion of its assets in another open end management investment company with substantially the same investment objective, policies and investment restrictions as the Fund; or

     (16) With respect to 75% of its assets, purchase a security if as a result,
          (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issues. The Kansas Tax-Exempt Bond Fund will not purchase more than 10% of the voting securities of any one issuer.

As a matter of fundamental policy, notwithstanding any limitation otherwise noted, each Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

If a percentage restriction on investment policies or the investment or use of assets set forth in the Prospectus are adhered to at the time a transaction is effected, except with respect to borrowing later changes in percentage resulting from changing assets values will not be considered a violation.

It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

           RISKS OF INVESTING IN THE FUNDS CERTAIN RISK CONSIDERATIONS

The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a bond Fund's shares will generally fluctuate inversely with the movements in interest rates and a stock Fund's shares will generally fluctuate as a result of numerous factors, including but not limited to investors' expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

RISKS OF TECHNIQUES INVOLVING LEVERAGE. Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only as secondary (i.e., non-principal) investment strategies, when the Adviser or Portfolio sub-Advisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions). The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

RISK OF INVESTING IN KANSAS MUNICIPAL OBLIGATIONS

Because the Kansas Tax-Exempt Bond Fund will concentrate its investment in Kansas Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. Kansas Municipal Obligations may be subject to greater price volatility than municipal obligations in general as a result of the effect of supply and demand for these securities which, in turn, could cause greater volatility in the value of the shares of the Fund.

The following information is a brief summary of particular Kansas state factors effecting the Kansas Tax-Exempt Bond Fund and does not purport to be a complete description of such factors. The financial condition of the state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. Further, the state faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of the state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of the state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state. The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Fund. The Fund makes no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of the Fund may fluctuate due to factors such as change in interest rates, matters affecting a particular state, or for other reasons.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. The American Independence Funds cannot predict what legislation, if any, may be proposed or enacted in the future regarding the federal tax status of interest on such obligations or what legislation may be proposed in the Kansas Legislature relating to the status of the Kansas income tax on interest on Kansas obligations. Such proposals, whether pending or enacted, might materially and adversely affect the availability of municipal or Kansas obligations for investment by the Fund and the liquidity and value of its portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

The discussion below of Kansas' economic conditions and budget recommendations are based on Kansas' estimates and projections of revenue and expenditures and must not be construed as statements of fact. These estimates and projections are based upon various assumptions and there can be no assurances that these estimates will be achieved.

Economic Conditions. The national economy rebounded significantly in 2004; however, the Kansas economy's recovery was more modest even though the state experienced overall employment growth. In 2005, the Kansas economy is expected to continue overall modest growth Gross State Product is forecasted to increase by 4.8 percent in 2005. Personal income in Kansas is forecasted to increase by
4.9 percent in 2005 compared to 4.8 percent in 2004. Labor market statistics indicate that the unemployment rate in Kansas is expected to rise slightly from
5.5 to 5.8 percent in 2005, An increase in the rate is not unusual. The latest statistics indicate that Kansas unemployment is expected to remain uncharacteristically above the national average.

In spite of sluggish growth in manufacturing employment, the Kansas economy maintained positive overall job growth in 2004. June 2004 saw the end of nearly five years of consecutive year-over-year job losses in the state's manufacturing sector. Nearly 35,000 manufacturing jobs were lost in Kansas over the past five years. In October 2004 manufacturing employment showed an increase of 1.3 percent when compared to a year ago. In 2004 the Kansas economy made a turn for the better. That recovery is expected to continue with modest growth through 2005.

Kansas' manufacturing industry accounts for more than 15.0 percent of the state's total employment. A significant occurrence within that industry in 2004 was when general Motors announced that the company's Fairfax plan near Kansas City, Kansas will build Saturn's new mid-sized vehicle. A third assembly line will be constructed and is expected to add as many as 300 jobs once the facility reaches full production. The expansion was facilitated by over $6.0 million in tax abatements from the Unified Government of Wyandotte County and Kansas City, Kansas. In addition, the State of Kansas is providing $4.0 million in new worker training grants.In 2004 employment growth was experienced in manufacturing employment (1.3 percent), finance (1.0 percent), construction (3.3 percent), professional and business services (1.8 percent), education and health services (1.1 percent), and government employment (4.3 percent).

Service sector employment growth in 2004 was sustained by the ongoing demand for educational and health professionals. Despite that strong demand, employment declines were experienced during 2004 in information (0.9 percent), professional and technical services (-1.1 percent), and leisure and hospitality (-0.7 percent), natural resources and mining (1.5 percent).

In 2003 employment growth in Kansas met or exceeded the Plains average in only two of the eleven major industry categories. However, through October 2004 employment growth in Kansas met or exceeded the regional average in seven out of ten major industry categories.

Although Kansas is expected to experience job growth in the coming years, the level of growth will continue to be lower than experienced during the robust growth in the late 1990's. Overall growth in the manufacturing sector will depend on the fortunes of the state's aircraft manufacturers.

Last year, the Governor signed a law providing for the issuance of $500.0 million in bond financing for Boeing to use to begin to design and build major components of the 7E7. In November 2003 Boeing confirmed that its Wichita plant will build that aircraft's flight deck and forward section. Estimates put full-production 7E7 employment at between 1,000 and 1,200 in Wichita. Wichita is still in contention for other 7E7 work.

Boeing acknowledged in April 2004 that it was looking for a buyer for its Wichita commercial aircraft operations as well as manufacturing and support facilities in Tulsa and McAlester, Oklahoma. The plant's military work would not be part of any sale. Boeing Wichita currently employs 7,000 in its commercial airplane division.

Budgetary Process. The Governor is statutorily mandated to present spending recommendations to the Legislature. "The Governor's Budget Report" reflects expenditures for both the current and upcoming fiscal years and identifies the sources of financing for those expenditures. The Legislature uses "The Governor's Budget Report" as a guide as it appropriates the money necessary for state agencies to operate. Only the Legislature can authorize expenditures by the State of Kansas. The Governor recommends spending levels, while the Legislature chooses whether to accept or modify those recommendations. The Governor may veto legislative appropriations, although the Legislature may override any veto by two-thirds majority vote.

The state "fiscal year" runs from July 1 to the following June 30 and is numbered for the calendar year in which it ends. The "current fiscal year" is the one which ends the coming June. The "actual fiscal year" is the year which concluded the previous June. The "budget year" refers to the next fiscal year, which begins the July following the Legislature's adjournment.

By law, "The Governor's Budget Report" must reflect actual year spending, the Governor's revised spending recommendations for the current fiscal year, state agency spending requests for the budget year, and the Governor's spending recommendations for the budget year. The budget recommendations cannot include the expenditure of anticipated income attributable to proposed legislation.

In 1990, the Kansas legislature approved House Bill 2867 which established ending balances as a mechanism to hold state expenditure growth to the level of revenue growth. House Bill 2867 requires that in each fiscal year certain funds be transferred from the State General fund to the newly created cash operating reserve fund. The reserve fund is designed to be available in the event that revenues in the General Fund are insufficient to meet budgeted expenditures. House Bill 2867 also provides that state General Fund balances in addition to the cash operating reserve fund must be one percent of expenditures in fiscal year 1993, two percent of expenditures in fiscal year 1994 and 2.5 percent in 1995 and each fiscal year thereafter.

During the 2003 Legislative Session the statutes were amended for only fiscal year 2004 to suspend the State General Fund ending balance requirement for that year. For 2005, the Governor submitted two budgets. One conforms to the statutory requirement for a 7.5 percent ending balance. The other budget, the one reflecting the Governor's priorities does not target a specific reserve percentage. Rather, the goal is to ensure that available funds cover the level of expenditures recommended.

Budget Recommendations Overview. The Governor's revised budget recommendations for fiscal year 2005 and new recommendations for fiscal year 2006 outline a finance plan for Kansas that prioritizes education. The recommendations provide enhancements for economic development, higher education, and social services. All of these recommendations are funded from existing resources.

The 2004 Legislature originally approved a fiscal year 2005 budget of $4,658.3 million. At the end of fiscal year 2004 $31.3 million of expenditure authority carried forward, making an approved fiscal year budget of $4,689.6 millions. The Governor then recommended a revised fiscal year 2005 budget $9.3 million lower than approved. Recommended expenditures are increased by $30.8 million to cover higher estimates of caseload costs. However, the budget also incorporates savings for school finance costs that are now estimated to be $429.7 million lower than originally approved and savings for Home and Community-Based Services for the Frail Elderly that are expected to cost $6.8 million less than originally approved. The expected balance at the end of fiscal year 2005 is $279.7 million.

The November 2004 estimate for fiscal year 2006 totals 4,805.7 millions. From that total, the Governor recommends subtraction & 77.9 million for transfers that were not included as part of the revenue estimate. The Governor also proposed additions to the revenue estimate to finance the cost of the 27th paycheck and to acknowledge extra revenue expected to result from recent increased audit activity. The beginning balance plus the revenue estimate, plus the Governor's adjustments equals $5,046.7 million available for the 2006 budgets.

Debt Policies & Practices. Kansas incurs debt, primarily through the issuance of revenue bonds, only to finance capital improvements, equipment, and certain grant programs, never for operating expenses. The constitution does allow for the issuance of general obligation bonds subject to certain restrictions. However, the state has not exercised this authority for many years.

The State of Kansas uses debt instruments to finance a portion of its capital expenditures. The Kansas Development Finance Authority ("KDFA") issues revenue bonds for most capital projects of state agencies, with the exception of the Kansas Department of Transportation, which issues debt to finance highway and other transportation projects. The Pooled Money Investment Board has issued loans for capital improvements in the past, but the debt for some of these is still outstanding. In addition, the Department of Administration administers a master lease purchase, third party financing program that can be used to acquire most types of capital equipment.

KDFA, an independent instrumentality of the state, was created in 1987 and charged by the Legislature with providing access to the capital markets to state agencies and other organizations. KDFA accomplishes this purpose in part by issuing debt to fund capital improvements and certain public purpose programs. KDFA has issued debt for local governmental projects, acquisition and renovation of state office space, construction and renovation of state university facilities, prison construction and expansion, energy conservation improvements, and the IMPACT business development program that is administered by the Kansas Department of Commerce and Housing.

Provisions in the Kansas Constitution allow for the issuance of general obligation bonds subject to certain restrictions. No bonds have been issued under these provisions for decades. No other provisions in the constitution or state law limit the amount of debt that can be issued for Kansas agencies.

Although the amount of debt for financing capital improvement projects has increased in the past several years, it still constitutes a small part of the overall state budget. For this reason, the state has not needed financial control mechanisms, such as debt ceilings.

Although the state has no general obligation debt, and thus no general obligation debt rating, many recent bond issues have been rated. The underlying ratings for KDFA's most recently issued revenue bonds were Aa1 and AA+ by Moodys and Standard & Poor's, respectively. The ratings for the most recently issued, fixed rate bonds issued by the KDOT were Aa2, AA+, and AA by Moodys, Standard & Poor's, and Fitch, respectively.

Standard and Poor's recently affirmed an issuer credit rating of AA+, first assigned to the state in 1997. Standard & Poor's credit rating reflects its analysis of the state's creditworthiness. These ratings reflect the state's credit quality in the absence of general obligation debt. Other credit factors include a very low debt burden, lower unemployment than the national average, a broadening and diversified economy, and conservative fiscal management combined with sound financial operations.

Obligations of issuers of Kansas municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the Kansas legislatures or by referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation, litigation involving the taxation of municipal obligations or the rights of municipal obligation holders, or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Kansas municipal obligations may be materially affected.

Other Financial Policies. The State of Kansas observes the following financial policies to manage fiscal affairs responsibly.

Operating Policies. The state, through performance budgeting principles, allocates available public resources in keeping with the goals and objectives of state agencies as embodied in their strategic plans. The state emphasizes preservation of existing capital facilities over the construction of new ones. A major portion of the Educational Building Fund for universities, Correctional Institutions Building Fund for prisons, and State Institutions Building Fund for hospitals is dedicated to rehabilitation and repair.

Revenue Policies. The state maximized the use of fees, federal funds, and other special revenues to preserve the fiscal integrity of the State General fund and ensure budgetary flexibility. The state uses consensus revenue estimates developed by executive and legislative professional staff as well as university economist consultants as the basis for budgetary decision making. The state collects taxes, penalties and interest, and other revenues. Internally, state collection units make multiple efforts to collect amounts due the state by using various administrative procedures and liens against property. Persistent delinquencies are pursued by a private collection agency and, when necessary, through legal proceedings.

Cash Management Policies. On a daily basis, the state monitors receipts into, and expenditures out of, the state treasury. Ensuring the state has adequate resources at the time obligations occur is the primary goal. Managing the timing of expenditures is the first tool used to meet this goal, with certificates of indebtedness utilized as a secondary tool. The state invests idle funds to match the anticipated cash-flow needs by using government securities and collateralized bank deposits to provide safety, liquidity, and yield in that order.

Accounting, Auditing & Reporting Policies. The state prepares financial statements on a modified cash basis, and an independent certified public accounting firm conducts a financial and compliance audit of those statements. As a part of that statewide audit, compliance and control audits of individual agencies are performed at least once every three years. For budgetary purposes, the state avoids double counting expenditures by treating non-expense items and a number of "off budget" as non-reportable.

                        MANAGEMENT TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust. The Trustees are responsible for generally overseeing the conduct of the Trust's business. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds' performance. The Officers of the Trust are responsible for the Funds' operations. The Trust is composed of ten portfolios.

The Funds' Trustees and Officers are listed below, together with their principal occupations for the past five years. The address of each, unless otherwise indicated, is 335 Madison Avenue, Mezzanine, New York, NY 10017.

                  MANAGEMENT OF THE TRUST TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Trust's Trust Instrument and Bylaws. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." Trustees who are not deemed to be "interested persons" of the Trust are referred to as "Independent Trustees."

Each Trustee's and officer's address is c/o American Independence Funds Trust, 335 Madison Avenue, Mezzanine, New York 10017. Each Trustee holds offices until
(i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Trust's shareholders in accordance with the Trust's Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified. Each Trustee oversees 5 portfolios of the Trust, which is the sole open-end investment company in the NestEgg Dow Jones

Fund's complex. The following table also discloses whether a Trustee serves as a director of any company that is required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                              INDEPENDENT TRUSTEES

                                                                                      NUMBER OF
                                                                                       FUNDS IN
                         POSITION(S)    TERM OF OFFICE                                 COMPLEX          OTHER
                          HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
NAME ADDRESS AND AGE       COMPANY        TIME SERVED      DURING PAST FIVE YEARS      TRUSTEE     HELD BY TRUSTEE
--------------------    -------------   --------------   -------------------------   -----------   ---------------
Terry L. Carter*(2)     Trustee         Indefinite       President of QuikTrip            10             None
Age: 56                                                  Corporation

Joseph Hankin*(1)       Trustee         Indefinite       President, Westchester           10             None
Age: 65                                                  Community College since
                                                         1971

Jeffrey Haas*(1)        Trustee         Indefinite       Professor of Law, New
Age: 43                                                  York Law School
                                                         1996-Present                     10             None

Thomas Kice*(2)         Trustee         Indefinite       President of Kice                10             None
Age: 55                                                  Industries, Inc.

George Mileusnic*(2)    Trustee         Indefinite       Chief Financial Officer          10             None
Age: 50                                                  of Caribou Coffee, Inc.
                                                         (2001-Present). Chief
                                                         Financial Officer of Dean
                                                         and DeLuca (2000-2001).
                                                         Executive Vice President
                                                         of The Coleman Company
                                                         (9/89-9/98).

Peter Ochs*(3)          Trustee         Indefinite       Manager of Ochs &                10             None
Age: 51                                                  Associates, Inc.

Richard Wedemeyer*(1)   Chairman of     Indefinite       Retired. Formerly Vice           10       ING Mutual
Age: 69                 the Board and                    President Finance and                     Funds
                        Trustee                          Administration The                        (2001-Present)
                                                         Channel Corporation (June
                                                         1996-April 2002)

INTERESTED TRUSTEES

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                         POSITION(S)    TERM OF OFFICE                                 COMPLEX          OTHER
                          HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
NAME ADDRESS AND AGE       COMPANY        TIME SERVED      DURING PAST FIVE YEARS      TRUSTEE     HELD BY TRUSTEE
--------------------    -------------   --------------   -------------------------   -----------   ---------------
Ronald Baldwin*(2)      Trustee         Indefinite       Retired. Formerly                10             None
Age: 49                                                  Director INTRUST
                                                         Financial Services, Inc.
                                                         Director of INTRUST
                                                         Brokerage, Inc. and
                                                         Chief Operating Officer
                                                         and President of INTRUST
                                                         Bank, N.A)

John J. Pileggi         Trustee         Indefinite       Managing Partner of              10             None
Age: 47                                                  American Independence
                                                         Financial Services, LLC
                                                         since 2004. Formerly
                                                         President and Chief
                                                         Executive Officer, PLUS
                                                         Funds.com (2000-2002).
                                                         Formerly President and
                                                         CEO of ING Mutual Fund
                                                         Management Co. LLC
                                                         (1998-2000).

TRUSTEE EMERITUS

                                                                                      NUMBER OF
                                                                                       FUNDS IN
                         POSITION(S)    TERM OF OFFICE                                 COMPLEX          OTHER
                          HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
NAME ADDRESS AND AGE       COMPANY        TIME SERVED      DURING PAST FIVE YEARS      TRUSTEE     HELD BY TRUSTEE
--------------------    -------------   --------------    -----------------------    -----------   ---------------
Guy Vander Jagt*(1)     Trustee         Indefinite       Partner, Baker &                 10             None
Age: 73                                                  Hostetler, LLP
                                                         1993-Present

OFFICERS

NAME, AGE AND POSITION(S) HELD         LENGTH OF TIME SERVED AS FUND OFFICER    PRINCIPAL OCCUPATION DURING PAGE 5 YEARS
------------------------------         -------------------------------------    ----------------------------------------
Eric Rubin*                            7/2005-Present                           President, American Independence
Age: 38                                                                         Financial Services, LLC
President                                                                       (2/05-Present). Formerly Senior Vice
                                                                                President Mercantile Capital Advisers
                                                                                4/03-4/04. Formerly Senior Vice
                                                                                President DST International
                                                                                (01/02-04/03). Formerly President EMR
                                                                                Financial Services (06/00-02/01).
                                                                                Formerly Senior Vice President ING

                                                                                Funds 06/98-12/99).

Jared Goldstrom*                       7/2005- Present                          Vice President and Portfolio Manager,
Age: 29                                                                         American Independence Financial
Vice President and Portfolio Manager                                            Services, LLC  (05/05-Present).
                                                                                Formerly Head Trader of a private
                                                                                investment fund based in New York
                                                                                (07-04-05/05). Formerly Head Managing
                                                                                Trader at E*Trade Professional, the
                                                                                trading division of E*Trade Securities
                                                                                (07/00-07/04).

John J. Pileggi*                       7/2005-Present                           Managing Partner, American
Age: 47                                                                         Independence Financial Services, LLC
Treasurer                                                                       (2004-Present). Formerly, President
                                                                                and Chief Executive Officer,
                                                                                Mercantile Capital Advisors Inc.
                                                                                (2002-2004). Formerly, President and
                                                                                Chief Executive Officer, PLUSFunds.com
                                                                                (2000-2002). Formerly President and
                                                                                CEO of ING Mutual Fund Management Co.,
                                                                                LLC (1998-2000). Formerly Managing
                                                                                Director of Furman Selz LLC
                                                                                (1994-1998).

Theresa Donovan*                       7/2005-Present                           Senior Director Compliance and
Age: 56                                                                         Administration American Independence
Secretary                                                                       Financial Services, LLC
                                                                                (05/05-Present). Formerly Senior
                                                                                Corporate Paralegal, Paul, Weiss,
                                                                                Rifkind, Wharton & Garrison, LLP
                                                                                (04/98-05/05).

* Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 335 Madison Avenue, Mezzanine, 59th Floor, New York, NY 10118.

(1)  Each Trustee and Officer has served from the inception of the Funds.

(2) Messrs. Carter, Kice, Mileusnic, Baldwin and Pileggi have served as Trustees to the Predecessor Funds advised by Intrust Financial Services, Inc. since November, 1996.

(3) Mr. Ochs has served as a Trustee to the Predecessor Funds advised by Intrust Financial Services, Inc. since August 2000.

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

SHARE OWNERSHIP IN THE FUND COMPLEX (AS OF EFFECTIVE DATE OF THIS PROSPECTUS)

                     DOLLAR RANGE OF EQUITY     AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE     SECURITIES IN THE TRUST   SECURITIES IN ALL OF THE FUND FAMILY
---------------     -----------------------   ------------------------------------
Joseph N. Hankin               None                             None
Jeffrey Haas                   None                             None
Richard Wedemeyer           $10,000                          $10,000
Terry L. Carter                None                             None
Thomas F. Kice                 None                             None
Peter Ochs                     None                             None
George Mileusnic               None                             None

KANSAS TAX-EXEMPT BOND FUND

Robert Campbell is the portfolio manager for the Kansas Tax-Exempt Bond Fund. His compensation consists primarily of a fixed base salary and a discretionary cash bonus. Mr. Campbell's bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the portfolios versus the Lehman Brothers 7-Year Municipal Index, the benchmark upon which the Fund is compared, before taxes, for a one year period of time; the consistency of the portfolio manager's performance, the total value of the assets managed by the portfolio manager, the profitability of the investment advisor and the portfolio manager's contribution to profitability and the trends in industry compensation and levels.

Mr. Campbell also receives employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the AIFS 401(k) program.

The structure of the portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

                    BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER
                 (AS OF THE EFFECTIVE DATE OF THIS PROSPECTUS)

NAME OF PORTFOLIO MANAGER   BENEFICIAL OWNERSHIP
-------------------------   --------------------
Robert Campbell                     None

The portfolio manager makes investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the manager believes are applicable to that portfolio. Consequently, the portfolio manager may purchase or (sell) securities for one portfolio and not another portfolio. American Independence Financial Services, LLC has adopted policies and procedures which it believes are reasonably designed to address any potential conflicts. At present, Mr. Campbell does not manage any other accounts.

SUBADVISERS

Each of the Sub-advisers has entered into a Sub-Advisory Contract dated November 15, 2005, with the Adviser. The Sub-Advisory Contracts will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the

1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, or the Sub-Adviser, on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.

SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND

For the sub-advisory services it provides to the Short-Term Bond Fund and Intermediate Bond Fund Commerce Asset Management receives from the Adviser and not the Funds, monthly fees based upon daily net assets at the annual rate of 0.15%.

Commerce Asset Management ("CAM") founded in 1973 a wholly owned subsidiary of Commerce Bank, N.A. serves as the sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund. CAM is a publicly traded bank holding company. Its headquarters are in Cherry Hill, New Jersey. As of December 31, 2004, CAM had approximately $1.6 billion in assets under management. Under the Advisors Act of 1940 CAM qualifies as a bank and is exempt from registration with the SEC. Commerce Asset Management investment powers under its national bank charter and is supervised for compliance with laws and regulations related to those powers by the Office of Comptroller of the Currency.

Mr. Fernando Garip, Senior Vice President and Chief Investment Officer, Ms. Hillary T. Matchett, Vice President and Ms. Diane Allard, Vice President share the responsibility of the portfolio management of the Short-Term Bond Fund and Intermediate Bond Fund.

Mr. Garip joined Commerce Bank Asset Management in 200. Prior to joining Commerce, Mr. Garip was a Senior Vice President and Regional Investment Manager at FleetBoston Financial, formerly Summit Bank. Mr. Garip received his bachelor's degree from Villanova University and completed postgraduate studies at Harvard University's Kennedy School of Government and the New York Institute of Finance. He is a member of the New York Society of Securities Analysts and serves a broad range of civic organizations throughout the region. Ms. Matchett joined Commerce Bank Asset Management in October 2003. Prior to joining Commerce Bank, Ms. Matchett was a portfolio manager for JPMorgan Asset Management in New York and San Francisco where she was responsible for managing over $3 Billion in personal large cap and small cap discretionary accounts. She also worked on the portfolio management team of the various JPMorgan Asset Management small cap mutual funds. In addition to managing assets and new business relationships, she worked extensively with JPMorgan's proprietary tax-aware trading system seeking to optimize performance with minimal tax liability. Ms. Matchett received her Bachelor's degree from Duke University and completed the JP Morgan MBA training program. Ms. Allard joined Commerce Bank Asset Management as a portfolio manager in July 2001. Prior to joining Commerce, Ms. Allard managed the trading desk at Summit Bank's Investment Department. She led a team of three traders and was responsible for managing the entire trading process. She also participated in municipal bond trading and underwriting at United Jersey Bank. Ms. Allard is a graduate of Rutgers University.

                                                                            NUMBER OF ACCOUNTS AND
                             NUMBER OF OTHER ACCOUNTS MANAGED             ASSETS FOR WHICH ADVISORY
                                AND ASSETS BY ACCOUNT TYPE                 FEE IS PERFORMANCE-BASED
NAME OF            ----------------------------------------------------   -------------------------
SUB-ADVISER AND       REGISTERED      OTHER POOLED                        REGISTERED   OTHER POOLED
PORTFOLIO             INVESTMENT       INVESTMENT                         INVESTMENT    INVESTMENT
MANAGER                COMPANIES        VEHICLES       OTHER ACCOUNTS      COMPANIES     VEHICLES
---------------    ----------------   ------------   ------------------   ----------   ------------
Fernando Garip     N/A                N/A            122 ($386 million)   N/A          N/A
Hillary Matchett   N/A                N/A            12 ($19 million)     N/A          N/A
Diane Allard       2 ($856 million)   N/A            32 ($145 million)    N/A          N/A

Compensation of the portfolio managers of Commerce Asset Management consists primarily of a fixed base salary and a discretionary cash bonus. The bonus compensation will be reviewed annually and will be determined by a number of factors including, contribution, alpha generation and new revenues. Options are also issued at management level.

The portfolio managers also receives employee benefits, including, but not limited to, health care and other insurance.

The structure of the portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). CAM manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

STOCK FUND AND INTERNATIONAL EQUITY FUND

For the subadvisory services it provides to the Stock Fund and International Equity Fund, Barrow, Hanley, Mewhinney & Strauss, Inc. receives, from the Adviser and not the Funds, monthly fees based upon average daily net assets at the annual rate of up to 0.34% and 0.56% respectively.

Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") will provide portfolio investment management services for the Stock Fund and the International Equity Fund. Barrow Hanley, 3232 McKinney Avenue, 15th Floor, Dallas, TX 75204 is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. Barrow Hanley is engaged in the business of providing investment advice to institutional and individual client accounts and had assets of approximately $42 billion as of December 31, 2004. Barrow Hanley has managed the Stock Fund since December 1999. The portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual security holdings and their weightings in the portfolios are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the portfolio rests with the portfolio managers. While all equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of our team. This serves as an internal mentoring process, in addition to assuring adequate coverage across all sectors and market capitalization ranges.

The portfolio managers on the Stock Fund are Mark Giambrone, Jim Barrow, Timothy Culler, Robert Chambers, and Ray Nixon. Mark Giambrone and Robert Chambers are the portfolio managers for the International Equity Fund. All portfolio managers have been Portfolio managers at Barrow Hanley for at least five years with the exception of Mr. Giambrone who was an Equity Analyst at Barrow Hanley prior to 2002.

The following information is for the persons who are primarily responsible for day-to-day management of the Funds:

                                               LENGTH OF   BUSINESS EXPERIENCE
          NAME                   TITLE          SERVICE      FOR PAST 5 YEARS
------------------------   -----------------   ---------   -------------------
James P. Barrow            Portfolio Manager     26 yrs            BHMS
Richard A. Englander,CFA   Portfolio Manager     20 yrs            BHMS
J. Ray Nixon               Portfolio Manager     11 yrs            BHMS
Robert J. Chambers, CFA    Portfolio Manager     11 yrs            BHMS
Timothy J. Culler, CFA     Portfolio Manager      6 yrs            BHMS
Mark Giambone, CPA         Portfolio Manager      7 yrs            BHMS

Account Management Disclosures

                                                                                         NUMBER OF ACCOUNTS AND
                                    NUMBER OF OTHER ACCOUNTS MANAGED                    ASSETS FOR WHICH ADVISORY
                                       AND ASSETS BY ACCOUNT TYPE                       FEE IS PERFORMANCE-BASED
NAME OF                   -------------------------------------------------   --------------------------------------------
SUB-ADVISER AND              REGISTERED      OTHER POOLED                      REGISTERED    OTHER POOLED
PORTFOLIO                    INVESTMENT       INVESTMENT                       INVESTMENT     INVESTMENT
MANAGER                       COMPANIES        VEHICLES      OTHER ACCOUNTS     COMPANIES      VEHICLES     OTHER ACCOUNTS
---------------           ----------------   ------------   ---------------   ------------   ------------   --------------
Barrow, Hanley Mewhinney & Strauss, Inc
James Barrow              11 (28,846.0)      N/A            23 (2,635.3)      3 (28,042.7)   N/A            N/A
Rich A. Englander, CFA     1 (456.1)         N/A            24 (2,909.2)      N/A            N/A            N/A
J. Ray Nixon               1 (406.2)         5 (104.7)      26 (3,018.4)      N/A            N/A            N/A
Robert J. Chambers, CFA    8 (585.7)         2 (653.9)      67 (2,114.3)      N/A            N/A            N/A
Timothy Culler, CFA        2 (312.5)         1 (44.7)       40 (4981.2)       N/A            N/A            3 (411.5)
Mark Giambrone, CPA        7 (3,400.3)       N/A             9 (773.9)        1 (3,105.6)    N/A            N/A

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

FINANCIAL SERVICES FUND

For the subadvisory services it provides to the Financial Services Fund, Miller & Jacobs receives, from the Adviser and not the Funds, monthly fees based upon average daily net assets at the annual rate of up to ____%.

Miller & Jacobs Capital LLC, a U.S. Virgin Islands limited liability company will be the Fund's Sub-Adviser, responsible for the management of the Fund's assets and for the day-to-day operation of the Fund.

Messrs. Jeffrey A. Miller and Eric D. Jacobs, will act as the portfolio managers to the Fund (the "Portfolio Managers"). As such, they will have direct and primary responsibility for all investment decisions, subject to the overall supervision of the Adviser. In particular, Mr. Miller will be responsible for all core portfolio investments, as well as research and trading of banks and thrifts, while Mr. Jacobs concentrates on evaluating broader market conditions and combining that analysis with proprietary research to determine sub-sector portfolio allocations.

JEFFREY A. MILLER

Jeffrey A. Miller, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997. He earned his Masters of Business Administration with Distinction from Cornell University. He also earned a Bachelor of Arts degree in History with Distinction from Cornell University.

Prior to co-founding Miller & Jacobs Capital in 2003, and its affiliated entity in 1997, Mr. Miller was Vice President of Equity Research at Keefe, Bruyette & Woods, Inc. ("KB W") where he worked from 1994 to 1997.

Mr. Miller has been widely quoted by the financial press, including The Wall Street Journal, The New York Times, American Banker, and Buyside Magazine. He was also the keynote speaker for the Regional Banking Industry at The Wall Street Forum in September of 1996, where he provided an industry overview as well as his stock recommendations.

ERIC D. JACOBS

Eric D. Jacobs, co-founded Miller & Jacobs Capital, LLC in February 2003, and has been managing an affiliated Delaware company (also called Miller & Jacobs Capital, LLC) since 1997 that serves as a portfolio manager for numerous funds managed or advised by its affiliates. He earned a Bachelor of Arts Degree as a Political Science major from Allegheny College in Pennsylvania. He also studied at the University of Richmond School of Law.

Mr. Jacobs was a Vice President at Stuart, Coleman & Co., Inc. from June 1995 to December 1996 where he managed discretionary accounts focusing on the financial services sector. Mr. Jacobs worked at Paine Webber, Inc. from December 1993 to June 1995 where he had responsibility for attracting new assets under management, recommending investment strategies and implementing those strategies with clients. Mr. Jacobs worked at Lehman Brothers from November 1992 to December 1993 with equity and fixed income securities and derivative products.

The following information is for the persons who are primarily responsible for day-to-day management of the Funds:

       NAME               TITLE         LENGTH OF SERVICE
-----------------   -----------------   -----------------
Eric D. Jacobs      Portfolio Manager          9yrs
Jeffrey A. Miller   Portfolio Manager          9yrs

Account Management Disclosures

                                                                                   NUMBER OF ACCOUNTS AND
                              NUMBER OF OTHER ACCOUNTS MANAGED                    ASSETS FOR WHICH ADVISORY
                                 AND ASSETS BY ACCOUNT TYPE                       FEE IS PERFORMANCE-BASED
NAME OF             -------------------------------------------------   --------------------------------------------
SUB-ADVISER AND        REGISTERED      OTHER POOLED                      REGISTERED    OTHER POOLED
PORTFOLIO              INVESTMENT       INVESTMENT                       INVESTMENT     INVESTMENT
MANAGER                 COMPANIES        VEHICLES      OTHER ACCOUNTS     COMPANIES      VEHICLES     OTHER ACCOUNTS
---------------     ----------------   ------------   ---------------   ------------   ------------   --------------
Eric D. Jacobs
Jeffrey A. Miller

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). Miller Jacobs manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION STRUCTURE FOR PORTFOLIO MANAGER

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. Contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

The dollar range of Fund securities beneficially owned by the manager using the following ranges: none; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000;
$100,001 - $500,000; $500,001 - $1,000,000; over $1,000,000.

NAME OF PORTFOLIO MANAGER   RANGE OF OWNERSHIP
-------------------------   ------------------
Eric D. Jacobs                     None
Jeffrey A. Miller                  None

STANDING BOARD COMMITTEES

The Board has established two committees: the Audit and Nominating Committees. The Audit Committee annually considers the engagement and compensation of the Trust's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee consists of all of the Independent Trustees.

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees. The Nominating Committee consists of all Independent Trustees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust's Secretary.

BOARD COMPENSATION

Trustees who are not officers, directors or employees of American Independence Financial Services, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each in-person Board meeting attended, $500 for each in-person Committee meeting attended, $500 for each telephonic Board or Committee meeting attended, and reimbursement for expenses incurred as a Trustee. The Chairman of the Board will receive an additional fee of $1,000 for each Board meeting attended. As Trustee Emeritus, Mr. Vander Jagt will not a have vote on any matters considered by the Board of Trustees but will attend Board Meetings and continue to receive compensation which will be paid by the Advisor.

CODES OF ETHICS

The Trust and the Advisor have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code to invest in securities, including securities that may be purchased or held by the American Independence Funds, for their own accounts. These

Codes of Ethics are filed as exhibits to the Trust's registration statement on Form N-1A and are on public file with, and are available from, the SEC's Public Reference Room in Washington, D.C.

PROXY VOTING POLICY AND PROCEDURES

The Trust has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by an American Independence Fund to the Advisor. The Trust has delegated proxy voting to the Advisor with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. The Advisor has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and the Advisor or and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Starting on August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Trust's website at http://www.aifunds.com and (ii) on the SEC's website at http://www.sec.gov.

ADVISORY SERVICES

American Independence Financial Services, LLC serves as investment adviser to the Funds pursuant to a Management Agreement dated _______________, 2006, between the Trust and American Independence Financial Services, LLC pursuant to obligations under the Advisory Agreement. American Independence Financial Services, LLC also provides certain administrative services necessary for the Funds' operations including; (i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel;
(ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

The following table shows the advisory fees that AIFS, in its capacity as investment advisor, is entitled to receive from the American Independence Funds, calculated daily and paid monthly at the following annual rates, as a percentage of each respective Fund's average daily net assets.

FUND                          ADVISORY FEE
----                          ------------
Stock Fund                        1.00%
International Equity Fund         0.81%
Short-Term Bond Fund              0.40%
Intermediate Bond Fund            0.40%
Kansas Tax-Exempt Bond Fund       0.30%
Financial Services Fund           ____%

The following table shows the sub-advisory fees that AIFS will pay to the sub-advisors;

FUND                        SUB-ADVISORY FEE
----                        ----------------
Stock Fund                        0.34%
International Equity Fund         0.56%
Short-Term Bond Fund              0.15%
Intermediate Bond Fund            0.15%
Financial Services Fund           ____%

Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, and the Trust has agreed to indemnify the Advisor against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Adviser shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement will continue in effect through March 1, 2008 with respect to the American Independence Funds. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement's continuance also is approved by a majority of the Trustees who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Trust or the Advisor on 30 days' written notice, and will terminate immediately in the event of its assignment.

INITIAL BOARD APPROVAL OF THE ADVISORY AGREEMENTS FOR THE AMERICAN INDEPENDENCE FUNDS

American Independence Financial Services, LLC's compensation under the Advisory Agreement may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Advisory Agreement, American Independence Financial Services, LLC may reduce its compensation to the extent that the funds' expenses exceed such lower expense limitation as American Independence Financial Services, LLC may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on American Independence Financial Services, LLC's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in the prospectus. In addition, through the March 1, 2009 (March 1, 2011 for the

Kansas Tax-Exempt Bond Fund, American Independence Financial Services, LLC has agreed to waive fees and reimburse expenses of the funds to the extent necessary to ensure that the funds pays total fund operating expenses at a certain rate.

In considering the Advisory Agreement, the Trustees considered numerous factors they believe to be relevant, including a comparison of the fees and expenses of other similarly managed funds, the advisor's research and decision-making processes, the methods adopted to assure compliance with the funds' investment objectives, policies and restrictions; the level of research required to select the securities appropriate for investment by the funds; the education, experience and number of advisory personnel; the level of skill and effort required to manage the fund; the value of services provided by the advisor; the economies and diseconomies of scale reflected in the management fee; the advisor's potential profitability; the financial condition and stability of the advisor; the advisor's trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars.

DISTRIBUTION AND SERVICES PLANS

The Trust has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Class A Shares and Class C Shares of the American Independence Funds (the "Plans"). Under the Plans, the Trust (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions ("Service Organizations") for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Plan.

The Trust intends to enter into servicing agreements under the Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

Under the Plan, payments by the Trust for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and 0.75% for Class C Shares, and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding Class A Shares that are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. Payments for distribution expenses under the Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" the Trust. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs that Service Shares may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and holders of Service Shares. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Service Shares of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of Independent Trustees must be committed to the discretion of the Independent Trustees.

SUB-TRANSFER AGENCY PLAN

The Funds have adopted a Sub-Transfer Agency Plan pursuant to which it may pay a fee of up to an annual rate of 0.25% of Fund average daily net assets to service organizations who provide sub-transfer agency services to their customers who own shares of the Funds.

Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

Your financial intermediary may receive various forms of compensation from you, the Funds or AIFS in connection with the sale of shares of a Fund to you or your remaining an investor in a Fund. The compensation that the financial intermediary receives will vary by class of shares and among financial intermediaries. These types of payments include:

     - Contingent deferred sales charges or initial front-end sales charges (if applicable), which are payable from your investment to the Distributor and all or a portion of which are payable by the Distributor to financial intermediaries (see "A Choice of Share Classes" in the Prospectus);

     - Ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's Distribution Plans adopted under Rule 12b-1 under the Investment Company Act and Shareholder Servicing Plan, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "Distribution and Service Plans" in the SAI);

     - Shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, which are paid from the assets of a Fund as reimbursement to the financial intermediary for expenses they incur on behalf of the Fund.

     - Payments by AIFS out of its own assets. AIFS may make these payments in addition to payments described above. Your financial intermediary may receive payments from AIFS that fall within one or more of the following categories, each of which is described in greater detail below:

          -    Distribution Related Payments;

          -    Service Related Payments; and

          -    Processing Related Payments.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

DISTRIBUTION RELATED PAYMENTS. AIFS may make payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support. AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary. In the case of any one financial intermediary, Distribution Related Payments generally will not exceed the sum of 0.15% of that financial intermediary's total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

As noted above a number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

SERVICE RELATED PAYMENTS. Payments may also be made by AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services. Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support
provided by the financial                intermediary. Service Related Payments
to a financial intermediary generally will not exceed, on an annual basis for any calendar year, 0.25% of the assets attributable to that financial intermediary.

PROCESSING RELATED PAYMENTS. AIFS may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation and transaction processing. The types of payments that AIFS may make under this category include, among others, payment of networking fees or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

OTHER PAYMENTS. Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or rules of the National Association of Securities Dealers) and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences. AIFS makes payments for entertainment events it deems appropriate, subject to AIFS' policies and applicable law. These payments may vary depending on the nature of the event.

As of September 30, 2006, the following financial intermediaries that are broker dealers have been approved by the Board of Trustees to receive Distribution Related and/or Service Related Payments:

Pershing
Fidelity Brokerage Services LLC
Fiserv Trust Company
Benefit Plan Administrators
A.G. Edwards & Sons

Any additions or deletions to the list of financial intermediaries identified above that have occurred since September 30, 2006 are not reflected.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

INTRUST Bank, N.A. acts as custodian of the Trust's assets. BISYS Fund Services acts as transfer agent for the Funds. The Trust compensates BISYS for providing personnel and facilities to perform transfer agency related services for the Trust

EXPENSES

Except as noted below, American Independence Financial Services, LLC bears all expenses in connection with the performance of its advisory and administrative services. The Trust bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its Trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Trust also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

FEE WAIVERS

The Advisor has agreed in writing to limit the expenses of the American Independence Funds to the amount indicated below until March 1, 2009 for all funds except the Kansas Tax-Exempt Bond Fund which waiver will be in effect until March 2011. These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

The Advisor has agreed to reduce its management fee and reimburse expenses in order to keep total annual fund operating expenses at the following levels:

FUND                          CLASS A   CLASS C   INSTITUTIONAL CLASS
----                          -------   -------   -------------------
Stock Fund                     1.39%     1.89%           0.89%
International Equity           1.49%     1.99%           0.99%
Short-Term Bond Fund           0.75%     1.45%           0.45%
Intermediate Bond Fund         1.06%     1.56%           0.45%
Kansas Tax-Exempt Bond Fund    0.90%     1.40%           0.40%
Financial Services Fund        ____%     ____%           ____%

INDEPENDENT AUDITORS AND COUNSEL

Grant Thornton, LLP, 175 West Jackson Blvd., Chicago, Illinois 60604, has been selected as the Independent Registered Public Accounting Firm for the Trust. Grant Thornton LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Dechert LLP, 30 Rockefeller Plaza, New York, New York, serves as counsel to the Trust.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program the "Program"), which includes the Customer Identification Program, as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

SHARES OF BENEFICIAL INTEREST

The American Independence Funds Trust was organized as a Delaware business trust on October 7, 2004, and currently consists of five series, which is offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.

The American Independence Funds offer three classes of shares, Class A, Class C and Institutional Class. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-866-410-2005, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' shares.

VOTING RIGHTS

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund. Under the Fund's Trust Instrument, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a trustee is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

CONVERSION INTO A FEEDER FUND

The Board may convert the Fund in the future into a feeder fund in a master-feeder fund structure without approval of the Funds' shareholders (the "Shareholders"). It is uncertain whether the Funds will convert into a feeder fund in the future and doing so may require certain regulatory approvals. As a feeder fund, each Fund would seek to achieve its investment objective by investing all of its assets in the securities of a singer master fund with substantially the same investment objective, strategies and restrictions as the Fund. If the Funds were to convert into feeder funds, the Funds' interest in the securities owned by the master fund would be indirect, unlike other investment companies that typically acquire and manage their own portfolio securities directly.

PERFORMANCE INFORMATION

The Stock Fund, International Equity Fund, Financial Services Fund, Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The following paragraphs describe how yield and return are calculated by the American Independence Funds.

Return Calculations. Returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a fund's small balance maintenance fee. Excluding a fund's short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

From time to time, in advertisements or in reports to shareholders, a Fund's yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging);
(2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Trust may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

It is the policy of the Trust ("Disclosure Policies"), with respect to each of the Funds, to disclose to the general public the portfolio holdings of each of the Funds: (i) in regular public filings made with the Securities and Exchange Commission; and (ii) on a quarterly basis with a lag time of 30 days, by calling 1-888-266-8787. The Funds may also disclose portfolio holdings information in response to a request from a regulatory or other governmental entity.

Portfolio holdings information for the Funds may also be made available more frequently and prior to its public availability ("non-standard disclosure") to:

     (1) the Funds' service providers including the Funds' custodian, administrator, fund accountant, financing agents, pricing services and certain others (such as auditors, proxy voting services and securities lending agents) necessary for the Funds' day-to-day operations ("Service Providers"); and

     (2) certain non-service providers including ratings agencies and other qualified financial professionals (such as Lipper Analytical Services, Moody's Investors Service, Morningstar, Standard & Poor's Rating Service and Thomson Financial) for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation) ("Non-Service Providers"). Generally such information is provided to non- service providers on a monthly and quarterly basis with a five-to-fifteen day lag. The above list of ratings agencies will be updated each year.

Prior to the release of non-standard disclosure to Non-Service Providers, the recipient must adhere to the following conditions:

     (1) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

     (2) the recipient signs a written Confidentiality Agreement. Persons and entities unwilling to execute an acceptable Confidentiality Agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Funds' Disclosure Policies; or

     (3) the recipient provides assurances of its duty of confidentially by such means as certification as to its policies' adequacy to protect the information that is disclosed.

The Funds have determined that non-standard disclosure to each service and non-service providers fulfills legitimate business purpose and is in the best interest of shareholders and believes that these arrangements subject the recipients to a duty of confidentiality. Neither the Funds nor the Funds' investment adviser or any sub-adviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. These Disclosure Policies may not be waived or exceptions made, without the consent of the Funds' Chief Compliance Officer. The Board of Trustees has approved this policy and will review any material changes to this policy, and shall periodically review persons or entities receiving non-standard disclosure. The Board of Trustees and Chief Compliance Officer (1) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Funds' Disclosure Policies and
(2) will address any conflicts of interest involving non-standard disclosure.

                                    TAXATION

The Funds have qualified and intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. For federal income tax purposes, the following Funds had capital loss carry-forwards as of October 31,2004 which are available to offset future capital gains, if any:

                                 AMOUNT     EXPIRES
                               ----------   -------
Ultra Short Bond Fund          $  171,658     2013
Stock Fund                      1,065,621     2010
Stock Fund                        166,929     2011
Kansas Tax-Exempt Bond Fund*      617,546     2008
Kansas Tax-Exempt Bond Fund*    1,379,613     2009
Kansas Tax-Exempt Bond Fond*        2,495     2011
Kansas Tax-Exempt Bond Fund*      122,004     2012
Kansas Tax-Exempt Bond Fund*       88,129     2013

----------
*    Information is as of the Fund's tax year ended August 31,2005.

A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Some Funds and the Portfolio may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an"excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund or the Portfolio held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's or, in the case of the International Multi-Manager Stock Fund, the Portfolio's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) and the International Multi-Manager Stock Fund will be taxed on its proportionate share of the Portfolio's excess distributions allocated to that holding period even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund or the Portfolio may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund or the Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's and the Portfolio's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself or the Portfolio to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard. The Portfolio does not intend to acquire stock of issuers that are considered PFICs.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends received deduction from 70 to 50 percent.

Distributions of net long term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option, If the option is exercised, the cost of the option, in the case of a call Option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds and the Portfolio may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund or the Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should contact their own tax advisors in this regard.

Generally, the hedging transactions undertaken by a Fund or the Portfolio may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund or the Portfolio. In addition, losses realized by a Fund or the Portfolio on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund or the Portfolio of hedging transactions are not entirely clear, Hedging transactions may increase the amount of short-term capital gain realized by a Fund or Portfolio which is taxed as ordinary income when distributed to stockholders.

A Fund or the Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Fund or the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should contact their own tax advisors in this regard.

Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund or, in the case of the International Multi-Manager Stock Fund, the Portfolio will be able to engage in transactions in options, futures, and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund or the Portfolio accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund or the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should contact their own tax advisors in this regard.

Income received by a Fund or the Portfolio from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund or, in the case of the International Equity Fund, its proportionate share of such taxes paid by the Portfolio. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid (or deemed paid) by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a

Fund's taxable year whether the foreign taxes paid by a Fund or the Portfolio will "pass-through" for that year and, if so, such notification will designate
(a) the shareholder's portion of the foreign taxes paid to each such country and
(b) the portion of the dividend which represents income derived from foreign sources.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund (including, in the case of the International Equity Fund, its proportionate share of the Portfolio's foreign source passive income). The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

The Funds are required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 28% (or at a lower rate under a tax treaty).

2003 TAX ACT

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each of the Funds will be able to separately designate distributions of any qualifying long-term capital gains. Each of the Funds investing in stock will also be able to designate qualifying dividends earned by the Fund that would be eligible for the lower minimum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. A portion of each Fund's distributions from its investment income may also qualify for the dividends received deduction available to corporations (the corporate shareholder would need to have at least a 46 day holding period with respect to any such qualifying distribution). Because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends and/or the corporate dividends received deduction.

KANSAS TAX-EXEMPT BOND FUND. This Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of the Fund, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

Upon redemption, sale or exchange of shares in this Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company (such as this Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary taxable income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Under Kansas law, a mutual fund which qualifies as a regulated investment company generally must be at least 50% of its total assets in Kansas state and local issues at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from Kansas personal income tax. Generally, shareholders who are Kansas residents will not incur Kansas personal income tax on the amount of exempt-interest dividends received by them from the Fund and derived from Kansas state and local issues, whether taken in cash or paid in additional shares. Gain on the sale or redemption of Fund shares is subject to Kansas personal income tax.

Shareholders will normally be subject to Kansas personal income tax on dividends paid from income derived from taxable securities and other taxable investments, and from securities issued by states other than Kansas and on distribution of capital and other taxable gains.

The Fund will be required to report to the IRS all distributions of investment company taxable income and net capital gains and gross proceeds from the redemption or exchange of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds from the redemption or exchange of the Fund's shares may be subject to withholding of Federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws.

A deductible "environmental tax" of 0.12% is imposed on a corporation's modified alternative minimum taxable income in excess of $2 million. The environmental tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. To the extent that exempt-interest dividends paid by a Fund are included in alternative minimum taxable income, corporate shareholders may be subject to the environmental tax.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Fund, the Adviser and its affiliates, and the Funds' counsel make no review of proceedings relating to the issuance of state or municipal securities on the basis of such opinions.

Persons who may be "substantial users" (or "related persons" to substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of this Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of a Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in Kansas Tax-Exempt Bond Fund may be affected. Since the Trust does not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the American Independence Funds.

FINANCIAL STATEMENTS

The American Independence Funds' (the predecessor Funds) financial statements and financial highlights for the fiscal year ended October 31, 2005 appearing in the fund's annual report, as filed with the SEC on December 31, 2005 (Accession No. 0001004726-05-000377) is incorporated by reference into this statement of additional information.

The financial statements and financial highlights for the year ended October 31, 2005 have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report thereon, and are incorporated herein by reference, in reliance upon such report, given on the authority of KPMG LLP as experts in accounting and auditing.

The American Independent Funds' annual report includes the financial statements referenced above and is available without charge upon request by calling 1-888-266-8787.

MISCELLANEOUS

As used in this SAI, a "majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

If you have any questions concerning the Trust or any of the Funds, please call 1-866-410-2005.

                        APPENDIX A -- FUTURES AND OPTIONS

As previously stated, the Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock ("security future")), securities indices ("stock index future"), foreign currencies, and other financial instruments and indices. These Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by one of these Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission ("CFTC") or, with respect to certain contracts, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association ("NFA"), the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's or SEC's regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I INTEREST RATE FUTURES CONTRACTS.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is affected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is affected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

EXAMPLES OF FUTURES CONTRACT SALE. The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93. In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

EXAMPLES OF FUTURES CONTRACT PURCHASE. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rose from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II SECURITY FUTURES CONTRACTS AND STOCK INDEX FUTURES CONTRACTS.

Security Futures Contracts. The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the S&P 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any):

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

             PORTFOLIO                           FUTURES
             ---------                           -------
                                      Day Hedge is Placed -
Anticipate Buying $62,500             Buying 1 Index Futures at 125
Equity Portfolio                      Value of Futures:
                                      $62,500/Contract

                                      -Day Hedge is Lifted -

Buy Equity Portfolio with             Sell 1 Index Futures at 130
Actual Cost = $65,000                 Value of Futures =
Increase in Purchase Price = $2,500   $65,000/Contract
                                      Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

             PORTFOLIO                              FUTURES
             ---------                              -------
                                    - Day Hedge is Placed
Anticipate Selling                  Sell 16 Index Futures at 125 Value of
$1,000,000                          Futures = $1,000,000
Equity Portfolio

                                    - Day Hedge is Lifted -

Equity Portfolio - Own stock with   Buy 16 Index Futures at 120 Value
Value = $960,000                    Futures = $960,000
Loss in Fund Value = $40,000        Gain on Futures = $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

             PORTFOLIO                                   FUTURES
             ---------                                   -------
                                       - Day Hedge is Placed
Anticipate Buying $62,000              Buying 1 Index Futures at 125 Value of
Equity Portfolio                       Futures = $62,500

                                       - Day Hedge is Lifted -

Buy Equity Portfolio with Actual       Sell 1 Index Futures at 120 Value Futures =
Cost = $60,000                         $60,000/Contract
Increases in Purchase Price = $2,500   Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

             PORTFOLIO                             FUTURES
             ---------                             -------
                                    - Day Hedge is Placed
Anticipate Selling $1,000,000       Sell 16 Index Futures at 125 Value of
Equity Portfolio                    Futures = $1,000,000

                                    - Day Hedge is Lifted -

Equity Portfolio - Own stock with   Sell 16 Index Futures at 130 Value
Value = $1,040,000                  Futures = $1,040,000
Gain in Fund Value = $40,000        Loss of Futures = $40,000

III FUTURES CONTRACTS ON FOREIGN CURRENCIES.

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a "short" position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

IV MARGIN PAYMENTS.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI OPTIONS ON FUTURES CONTRACTS.

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII OTHER TRANSACTIONS.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

VIII ACCOUNTING TREATMENT.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

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                                                                      APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES
                        AMERICAN INDEPENDENCE FUNDS TRUST
                       PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of American Independence Funds Trust (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the "Securities") held by certain of the Trust's investment portfolios ("Funds"):

I. POLICY

A. It is the policy of the Board of Trustees of the Trust (the "Board") to delegate the responsibility for voting proxies relating to Securities held by the Funds to American Independence Financial Services, LLC (the "Adviser") as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight. The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract. As the Adviser and BISYS, the Funds' principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between BISYS and the Funds' shareholders from the proxy voting process.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a "Sub-Adviser") retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

A. Review of Adviser's Proxy Voting Procedures. The Adviser with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

B. Voting Record Reporting. No less frequently than annually, the Adviser shall report to the Board a record of each proxy voted with respect to Securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved. As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or affiliated persons of the Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser's independence of judgment and action with respect to the voting of the proxy.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI. DISCLOSURES

A. The Company shall include in its registration statement:

     1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to Securities; and

     2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

     1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; and on the SEC website.

     2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

VII. REVIEW OF POLICY

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Adopted: July 12, 2005

                  AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

                       PROXY VOTING POLICY AND PROCEDURES

                                 GENERAL POLICY

     It is the policy of American Independence Financial Services, LLC ("AIFS") to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom AIFS provides discretionary investment management services and have authority to vote their proxies.

     AIFS may vote proxies as part of its authority to manage, acquire and dispose of account assets. AIFS will not vote proxies if the advisory agreement does not provide for AIFS to vote proxies or the "named fiduciary" for an account has explicitly reserved the authority for itself.

     When voting proxies for client accounts, AIFS's primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, AIFS will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, AIFS may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide AIFS with a statement of proxy voting policy. In these situations, AIFS will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of AIFS.

PROCEDURES FOR VOTING PROXIES

     These procedures are adopted pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

EVALUATION AND VOTING

     The Proxy Committee shall designate one or more employees of AIFS (each a "designated employee") to review each proxy received by AIFS for which AIFS has the responsibility to vote and to ensure that all proxies are voted according to AIFS's guidelines.

     1. The issues presented in the proxy materials;

     2. The interests of AIFS, if any, in those issues;

     3. How the proxy will be voted; and

     The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted.

     In cases where a client has asked AIFS for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

     1. Endorse the memorandum for delivery to the client;

     2. Return the memorandum for further consideration; or

     3. In the case of a potential conflict of interest or basic disagreement about the voting of the 3 proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice AIFS should provide to the client with respect to the proxy. CONFLICTS OF INTEREST

     AIFS will maintain a list of those companies which issue publicly traded securities and with which affiliates of AIFS has such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between AIFS and its clients.

     The term "conflict of interest" refers to a situation in which affiliates of AIFS has a financial interest in a matter presented by a proxy other than the obligation AIFS incurs as investment adviser and any other client which may compromise AIFS's freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

     1. Companies affiliated with Trustees;

     2. Companies affiliated with officers of AIFS; and

     3. Companies that maintain significant business relationships with AIFS or is actively seeking a significant business relationship.

     Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, AIFS's commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

     In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

     All votes submitted by IFS on behalf of its clients are not biased in any way by other clients of AIFS. For example, the fact that XYZ Corporation is a client of AIFS does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client's stock).

REPORTING AND DISCLOSURE

     Once each year, AIFS shall include in its presentation materials to the Boards of Trustees of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that AIFS has identified as involving a conflict of interest, AIFS shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

     AIFS shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. AIFS shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

RECORDKEEPING

AIFS shall retain records relating to the voting of proxies, including:

     1. A copy of this proxy voting policy and procedures relating to the voting of proxies.

     2. A copy of each proxy statement received by AIFS regarding portfolio securities in AIFS client accounts.

     3. A record of each vote cast by AIFS on behalf of a client.

     4. A copy of each written client request for information on how AIFS voted proxies on behalf of the client account, and a copy of any written response by AIFS to the client account.

     5. A copy of any document prepared by AIFS that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

     AIFS shall rely on proxy statements filed on the SEC's EDGAR system instead of maintaining its own copies.

     These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of AIFS.


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

SCHEDULE A

     The following is a concise summary of AIFS's proxy voting policy guidelines.

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF TRUSTEES

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all Trustees annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside Trustees of CEO pay.

MAJORITY OF INDEPENDENT TRUSTEES/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of Trustees be independent unless the board composition already meets the threshold for definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent Trustees if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

     - Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

     - Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

     - Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

     - Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

     - Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements. Cumulative Voting

     -    Vote AGAINST proposals to eliminate cumulative voting.

     - Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

     - Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

     -    Vote FOR management proposals to adopt confidential voting.


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

4. PROXY CONTESTS

     -    Voting for Director Nominees in Contested Elections

     - Votes in a contested election of Trustees must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE.

5. POISON PILLS

     - Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

     - Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE Common Stock Authorization

     - Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis..

     - Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.


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

     - Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

     - Vote AGAINST proposals to create a new class of common stock with superior voting rights.

     - Vote FOR proposals to create a new class of nonvoting or sub voting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, AIFS will value every award type. AIFS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once AIFS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


                                      -83-
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AMERICAN INDEPENDENCE FUNDS TRUST

PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)   (1) Trust Instrument(1)
      (2) Amendment to Trust Instrument(2)

(b)   By-Laws.(1)

(d)   Investment Advisory Contracts.

      (1) Investment Advisory agreement between Registrant and Arrivato Advisors, LLC(1)
      (2) Form of Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC(3)
      (3) Form of Sub-Advisory Agreement between American Independence Financial Services,LLC and Barrow, Hanley, Mewhinney & Strauss, Inc.(4)
      (4) Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Commerce Asset Management.(4)

      (5) Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Miller E. Jacobs.(*)


(e)   Underwriting Contracts

      (1) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership.(1)

      (2)   Amendment to the Distribution Agreement dated November 14, 2005(3)

(f)   None.

(g)   Custodian Agreement between Registrant and INTRUST Bank, NA.*

(h)   Other Material Contracts.

      (1) Form of Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.(1)
      (2) Amendment to Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.*

      (3)   Sub-Transfer Agency Agreement(1)

      (4)   Form of Agreement and Plan of Reorganization.(4)

(i)   Legal Opinion.

      (1)   Opinion and Consent of Thacher, Proffitt & Wood.(2)

(j)   Consent of Independent Public Accountants*

(k)   None.

(m)   (1) Rule 12b-1 Plan.(1)

      (2) Amended Rule 12b-1 Plan(3)

(n)   (1) Rule 18f-3 Plan.(1)

      (2)  Revised Rule 18f-3 Plan dated Nov. 14, 2005(3)

(o)   N/A

(p)   Codes of Ethics

      (1)   Code of Ethics of Arrivato Funds Trust(1)
      (2)   Code of Ethics of Arrivato Advisors, LLC(2)
      (3)   Code of Ethics of BISYS (Distributor)(2)
      (4)   Code of Ethics of Barrow Hanley(3)
      (5)   Code of Ethics of Commerce Asset Management(3)

(q)   Power of Attorney (3)

*     To be filed by amendment.
1     Previously filed with Pre-Effective Amendment No. 2 filed on July 28,
      2005.
2     Previously filed with Pre-Effective Amendment No. 3 filed on August 29,
      2005.
3. Previously Filed Incorporated by reference from exhibits filed with Registrants Registration Statement on Form N-14 filed with the Securities and Exchange Commission on February 15, 2006.
4.    Previously filed with Post-Effective Amendment No.2 Filed on February
      23,2006.


Item 25. Indemnification

No change from the information set forth in Item 25 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on March 1, 2006 (Accession No. 0000950123-05-004803.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 1st day of November, 2006.

                               AMERICAN INDEPENDENCE FUNDS TRUST

                                       By: /s/ Eric Rubin
                                       --------------------
                                       Eric Rubin
                                       President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has Been signed below by the following persons in the capacities and on the date indicated.

   Signature                   Title                    Date
----------------

/s/ Eric Rubin
--------------
Eric Rubin                     President            November 1, 2006


/s/ Richard A. Wedemeyer*
-------------------------
Richard A. Wedemeyer           Chairman of the Board
                               and Trustee          November 1, 2006

/s/ Jeffrey Haas*
-----------------
Jeffrey Haas                   Trustee              November 1, 2006

/s/ Joseph Hankin*
------------------
Joseph Hankin                  Trustee              November 1, 2006

/s/ Guy Vander Jagt*
------------------------------
Guy Vander Jagt                      Trustee      November 1, 2006


/s/  Terry L. Carter*                Trustee      November 1, 2006
------------------------------
     Terry L. Carter


/s/  Thomas F. Kice*                 Trustee      November 1, 2006
- ----------------------------
     Thomas F. Kice


/s/  George Mileusnic*               Trustee      November 1, 2006

- ----------------------------
     George Mileusnic


/s/  John J. Pileggi*                Trustee      November 1, 2006

------------------------------
     John J. Pileggi


/s/  Ronald Baldwin*                 Trustee      November 1, 2006
------------------------------
     Ronald Baldwin



/s/  Peter L. Ochs*                  Trustee      November 1, 2006

------------------------------
     Peter L. Ochs







*By: /s/ Eric Rubin
-------------------
   Eric Rubin, Attorney-in-Fact pursuant to
   Power of Attorney Previously Filed